UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2007– November 30, 2008

Item 1: Reports to Shareholders

>  For the fiscal year ended November 30, 2008, Vanguard California Tax-Exempt Money Market Fund returned 2.21%, exceeding the average return of its peers.

>  Vanguard California Intermediate-Term Tax-Exempt Fund’s Investor Shares returned –2.71%, and those of the Vanguard California Long-Term Tax-Exempt Fund returned –6.95%. These disappointing returns were nevertheless better than the peer-group averages.

>  During the 12-month period, municipal yields were extremely volatile, as spillover from the subprime credit crunch seeped into all corners of the fixed income market.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	9
California Tax-Exempt Money Market Fund	12
California Intermediate-Term Tax-Exempt Fund	35
California Long-Term Tax-Exempt Fund	65
About Your Fund’s Expenses	90
Glossary	92

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard California Tax-Exempt Money Market Fund	VCTXX	2.21%
7-Day SEC Annualized Yield: 0.88%
Taxable-Equivalent Yield: 1.49%[1]
Average California Tax-Exempt Money Market Fund[2]		1.80

Vanguard California Intermediate-Term Tax-Exempt Fund
Investor Shares	VCAIX	–2.71%
30-Day SEC Annualized Yield: 4.19%
Taxable-Equivalent Yield: 7.11%[1]
Admiral™ Shares[3]	VCADX	–2.64
30-Day SEC Annualized Yield: 4.27%
Taxable-Equivalent Yield: 7.24%[1]
Barclays Capital 7 Year Municipal Bond Index		2.91
Average California Intermediate Municipal Debt Fund[2]		–2.87

Vanguard California Long-Term Tax-Exempt Fund
Investor Shares	VCITX	–6.95%
30-Day SEC Annualized Yield: 4.70%
Taxable-Equivalent Yield: 7.97%[1]
Admiral Shares[3]	VCLAX	–6.88
30-Day SEC Annualized Yield: 4.78%
Taxable-Equivalent Yield: 8.11%[1]
Barclays Capital 10 Year Municipal Bond Index		–0.42
Average California Municipal Debt Fund[2]		–10.53

1  This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum state of California income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2  Derived from data provided by Lipper Inc.

3  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Note: The Barclays Capital bond indexes were formerly known as Lehman Brothers indexes. The change followed Barclays’ acquisition of Lehman’s assets in September.

President’s Letter

Dear Shareholder,

Municipal securities experienced unusual volatility during the past 12 months as the global credit crunch reverberated through this typically sedate segment of the fixed income markets.

During this turbulent period, Vanguard California Tax-Exempt Money Market Fund outperformed Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund, returning 2.21% for the 12 months ended November 30. The fund’s yield at year-end was 0.88% (down from 3.43% a year ago); the taxable-equivalent yield would be 1.49% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

California Intermediate-Term Tax-Exempt Fund’s Investor Shares returned –2.71% for the fiscal year. The fund’s peer-group average returned –2.87%. As of November 30, the Investor Shares’ yield was 4.19% (up from 3.79% a year ago). For investors in the highest income tax bracket, the taxable-equivalent yield was 7.11%. Yields were slightly higher for Admiral Shares.

California Long-Term Tax-Exempt Fund’s Investor Shares returned a disappointing –6.95% for the fiscal year. The average return for California municipal funds was

–10.53%. As of November 30, the Investor Shares’ yield was 4.70% (up from 4.14% a year ago). For investors in the highest income tax bracket, the taxable-equivalent yield was 7.97%. Yields were slightly higher for Admiral Shares.

Please note: Although the funds’ income distributions are expected to be exempt from federal and California state income taxes, a portion of these distributions may be subject to the alternative minimum tax (AMT). The California Long-Term Tax-Exempt Fund and the California Intermediate-Term Tax-Exempt Fund currently own no bonds that would generate income subject to the AMT.

Amid economic uncertainty, bond investors preferred Treasuries

Credit markets remained unsettled throughout the 12-month period. Bond investors grew increasingly reluctant to lend to corporations and even credit-worthy states and municipalities. Instead, investors preferred the liquidity and relative safety of U.S. Treasury securities. This tendency persisted throughout the year and intensified toward the close of the period, as demand for Treasuries drove their prices higher and yields lower. At the end of November, the yield of the shortest-term Treasuries neared 0%, and the yield of the 10-year note dipped below 3% for the first time in five decades, indicating a remarkable level of risk aversion for investors across the maturity spectrum.

Market Barometer
	Average Annual Total Returns
	Periods Ended November 30, 2008
	One Year	Three Years	Five Years
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.74%	4.56%	4.10%
Barclays Capital Municipal Bond Index	–3.61	1.66	2.58
Citigroup 3-Month Treasury Bill Index	2.07	3.86	3.11

Stocks
Russell 1000 Index (Large-caps)	–38.98%	–9.10%	–1.43%
Russell 2000 Index (Small-caps)	–37.46	–10.13	–1.65
Dow Jones Wilshire 5000 Index (Entire market)	–38.84	–8.96	–1.16
MSCI All Country World Index ex USA (International)	–48.95	–6.84	3.37

CPI
Consumer Price Index	1.07%	2.44%	2.86%

The U.S. Federal Reserve Board responded to the credit crisis by creating new lending programs and dramatically easing monetary policy. During the year, the Fed reduced its target for the federal funds rate from 4.50% to 1.00%.

For the 12 months, the broad taxable bond market returned 1.74%; the tax-exempt bond market returned –3.61%.

Stock market weakness was sharp and broad-based

Stock markets worldwide, including the U.S. stock market, registered some of the worst 12-month performances in many years. Stocks were weak throughout the year, but declines accelerated in September as the financial crisis deepened and several large financial institutions collapsed, received government assistance, or were taken over by competitors. Market volatility spiked, and daily stock market swings of several percentage points became common.

The effects of the financial crisis, which originated in the fixed income markets, continued to hamper the broader economy. Unemployment increased, consumer confidence declined, and production levels fell. Shortly after the close of the fund’s fiscal year, the National Bureau of Economic Research (the body responsible for dating the nation’s business cycles) confirmed that the U.S. economy had been in recession since December 2007.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer
	Shares	Shares	Group
California Tax-Exempt Fund
Money Market	0.10%	—	0.60%
Intermediate-Term	0.15	0.08%	0.93
Long-Term	0.15	0.08	1.08

1  The fund expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended November 30, 2008, the California Tax-Exempt Money Market Fund’s expense ratio was 0.11%. The California Intermediate-Term Tax-Exempt Fund’s expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares. The California Long-Term Tax-Exempt Fund’s the expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007. Peer groups are: for the California Tax-Exempt Money Market Fund, the Average California Tax-Exempt Money Market Fund; for the California Intermediate-Term Tax-Exempt Fund, the Average California Intermediate Municipal Debt Fund; and for the California Long-Term Tax-Exempt Fund, the Average California Municipal Debt Fund.

For the fund’s fiscal year, the broad U.S. stock market returned –38.84%. International stocks fared worse, returning –48.95%.

Credit crisis weighed on the muni market

A year ago, trouble in the fixed income market seemed largely contained to securities backed by subprime mortgages, which came under severe pressure as the housing market deteriorated. As the depth and extent of the subprime market’s weakness became clear, however, distress spread to just about every segment of the fixed income market, including municipal securities.

For the fiscal period, the California Tax-Exempt Money Market Fund returned 2.21% while maintaining a net asset value of $1 per share. The yields of short-term municipal securities fluctuated significantly during the year, as investors veered back and forth between the perceived safety of Treasury bills and the more generous yields available from tax-exempt securities. After rising initially, yields on short-term municipal securities pulled back, and the California Tax-Exempt Money Market Fund’s yield at the end of the period was more than 2 percentage points below its yield at the start.

Total Returns
Ten Years Ended November 30, 2008
	Average Annual Return
		Average
	Vanguard	Competing
California Tax-Exempt Fund	Fund	Fund[1]
Money Market	2.32%	1.90%
Intermediate-Term Investor Shares	3.65	3.09
Long-Term Investor Shares	3.62	2.52

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1  For the Long-Term Tax-Exempt Fund: Average California Insured Municipal Debt Fund through March 31, 2002, and Average California Municipal Debt Fund thereafter. Derived from data provided by Lipper Inc.

In October, the Vanguard money market funds, including the California Tax-Exempt Money Market Fund, elected to participate in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. In December, the Vanguard money market funds agreed to participate in the extension of this program, which is scheduled to run through April 30, 2009. We have the highest confidence in the stability and liquidity of our money market funds, and we do not believe the funds will ever need support. We reasoned that our participation in the program could help bring stability to the credit markets, a development that would help Vanguard and other money market investors.

The Investor Shares and Admiral Shares of the California Intermediate-Term Tax-Exempt Fund returned –2.71% and –2.64%, respectively, for the 12-month period, as the prices of almost all bonds that weren’t issued by the U.S. Treasury declined. Although the fund’s absolute returns were generally disappointing, the fund outperformed its peer group in both share classes.

Both the Investor Shares and Admiral Shares of the California Long-Term Tax-Exempt Fund returned about –6.9% for the 12-month period. Again, despite negative results, the fund outperformed its peer group by a substantial margin.

The performance of all three funds reflects the commitment of the funds’ advisor, Vanguard Fixed Income Group, to high-quality securities and prudent portfolio management strategies, which helped protect shareholders from the worst of the market’s upheaval during the past year.

Prudent management and low costs have delivered strong returns

Just as they did during the past 12 months, the advisor’s diligent credit analysis, emphasis on high quality and liquidity, and efforts to keep the portfolios’ exposure to interest rate risk generally in line with that of their respective market segments have led to peer-beating returns over the past ten years.

For the ten-year period ended November 30, 2008, the California Tax-Exempt Money Market Fund earned an average annual return of 2.32%, compared with the peer-group average of 1.90% for the same period. The fund was aided by its low expenses—a key for short-term investment vehicles, such as money markets.

The California Intermediate-Term Tax-Exempt Fund’s Investor Shares earned an average annual return of 3.65% over the ten years ended November 30, 2008, which would have transformed a hypothetical initial investment of $10,000 into $14,317. By comparison, the average return for competing funds would have produced a return of $13,552 over the same ten-year period.

The California Long-Term Tax-Exempt Fund’s Investor Shares earned an average annual return of 3.62% over the ten years ended November 30, 2008, which would have transformed a hypothetical initial investment of $10,000 into $14,264. By comparison, the average return for competing funds would have produced a return of $12,821.

Both the California Intermediate-Term Tax-Exempt Fund and the California Long-Term Tax-Exempt Fund also benefited from the skill and strategy of the fund’s experienced advisor, as well as Vanguard’s low costs.

A sensible allocation plan for unsettling times

As stock markets have tumbled and even typically staid segments of the investment markets such as municipal securities have endured high levels of volatility, the temptation to “do something” has no doubt been strong. Our experience suggests that, more often than not, such an emotional response is counterproductive.

We’ve found that a sensible approach even in turbulent markets—and it’s worth noting that, while extreme, the recent turmoil is not unprecedented—is to determine a mix of stock, bond, and money market funds appropriate for your goals and circumstances, and then stick with it through the good times and bad. A balanced, well-diversified portfolio provides you both with some protection from the stock market’s deepest swoons and the opportunity to participate in its potential for long-term growth.

The California Tax-Exempt Money Market Fund, the California Intermediate-Term Tax-Exempt Fund, and the California Long-Term Tax-Exempt Fund can each play an important role in such a portfolio, particularly for investors in high tax brackets. And, by keeping expenses low, your fund’s advisor enables you to capture more of the return on your investment.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

December 10, 2008

Your Fund’s Performance at a Glance
November 30, 2007–November 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard California Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.022	$0.000
Intermediate-Term
Investor Shares	$10.92	$10.21	$0.425	$0.000
Admiral Shares	10.92	10.21	0.432	0.000
Long-Term
Investor Shares	$11.46	$10.19	$0.499	$0.000
Admiral Shares	11.46	10.19	0.507	0.000

Details about the Treasury Temporary Guarantee Program for Money Market Funds

The California Tax-Exempt Money Market Fund is participating in the U.S. Treasury’s Temporary Guarantee Program, which provides a guarantee to money market fund shareholders based on the number of shares they owned at the close of business on September 19, 2008. Some details of the program:

• Any increase in the number of shares that an investor held after the close of business on September 19 will not be guaranteed.

• If a customer closes his or her account in the fund, any future investment in the fund will not be guaranteed.

• If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, or the current amount, whichever is less.

The program will expire on April 30, 2009, unless it is extended by the Treasury.

Advisor’s Report

For the fiscal year ended November 30, 2008, Vanguard California Tax-Exempt Money Market Fund returned 2.21%. As bond prices declined, both bond funds registered negative returns for the period. The Investor Shares of California Intermediate-Term Tax-Exempt Fund returned –2.71% (the Admiral Shares returned –2.64%). The Investor Shares of California Long-Term Tax Exempt Fund returned –6.95% (the Admiral Shares returned –6.88%). All three funds outperformed the average returns of their peers.

The investment environment

Credit-market problems that first began to surface in mid-2007 intensified during the past 12 months, ultimately leading to a severe disruption of the market’s normal lending and borrowing activity. By the end of the fiscal year, the Federal Reserve Board had lowered its target for the federal funds rate, a benchmark for short-term rates, to 1.00%, from 4.50% at the start. (On December 16, 2008, after the close of the fiscal period, the Fed established a rate target of 0% to 0.25%.)

As the tentacles of the subprime loan crisis gripped the credit markets, municipal securities (and just about every other fixed income investment) underperformed U.S. Treasuries, which rallied amid a global flight to quality. Weakness in the municipal market also reflected concern about the financial strength of municipal bond insurers and forced selling by investors who

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2007	2008
2 years	3.18%	2.13%
5 years	3.26	2.93
10 years	3.62	4.02
30 years	4.32	5.38

Source: Vanguard.

had bought municipals with borrowed money. As asset prices declined, these borrowers sold municipals to meet margin requirements. The net effect was to cheapen high-quality tax-exempt bonds to extraordinarily attractive levels, particularly on an after-tax basis.

A by-product of these developments was a sharp drop in the supply of new securities. Outflows experienced by mutual fund companies and a lack of support from other institutional buyers made the placement of new issues difficult. As a result, issuers came to market only on an as-needed basis. During the past 12 months, California issuers brought $55.2 billion in new securities to market, down from $71.3 billion a year ago.

Management of the funds

Vanguard Fixed Income Group has always looked through the insurance wrapper to the underlying quality of the municipal issuer. As the monoline insurers were downgraded, this longstanding approach proved beneficial, limiting our exposure to bonds that were repriced by the market to reflect their lower underlying credit quality. As usual, we maintained a quality bias in our purchases, which helped us to avoid some of the market’s pitfalls for the fiscal year.

In the Long-Term Tax-Exempt Fund and the Intermediate-Term Tax-Exempt Fund, our customary focus on the market’s higher-quality securities enhanced the fund’s performance compared with that of its peer group as investors retreated from risk. During the past 12 months, we kept the fund’s duration (a measure of interest-rate sensitivity) within its typical range.

The Money Market Fund’s high-quality bias was a source of confidence as the market for short-term securities seized up. This development was exemplified by the breakdown in the auction-rate securities market, which normally gives borrowers the opportunity to finance long-term debts at short-term rates. The demand for high-quality, short-term securities, along with the Fed’s rate cuts, drove down the fund’s 7-day SEC yield over the full 12 months. At the start of the period, the fund yielded 3.43%. By the end of the period, the figure was 0.88%.

Outlook

Municipal governments are beginning to feel the effects of the economic slowdown. The contraction has been surprisingly swift and broad-based. Going forward, we will have to pay close attention to credit dynamics. The credit quality of issuers will become an important focus for the market over the coming year.

We approach the new fiscal year confident that shareholders can rely on the Vanguard California Tax-Exempt Funds’ broad diversification and our experienced credit-research team to capitalize on opportunities that may arise in the municipal market. And as always, the funds’ low expense ratios enhance our clients’ share of the returns produced by these efforts.

Kathryn T. Allen, Principal

Reid O. Smith, CFA, Principal

John M. Carbone, Principal

Vanguard Fixed Income Group

December 19, 2008

California Tax-Exempt Money Market Fund

Fund Profile

As of November 30, 2008

Financial Attributes

Yield[1]	0.88%
Average Weighted Maturity	34 days
Average Quality[2]	MIG-1
Expense Ratio (11/30/2007)[3]	0.10%

Distribution by Credit Quality[4] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	86.9%
P-1/A-1/SP-1/F-1	11.4
AAA/AA	1.7

1  7-day SEC yield. See the Glossary.

2  Moody’s Investors Service.

3  The expense ratio shown is from the prospectus dated July 29, 2008. For the fiscal year ended November 30, 2008, the expense ratio was 0.11%.

4  Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

California Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. (For details on the fund’s participation in the U.S. Treasury’s temporary guarantee program, please see the note on page 8.) The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Cumulative Performance: November 30, 1998–November 30, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
California Tax-Exempt Money Market Fund[1]	2.21%	2.44%	2.32%	$12,579
Average California Tax-Exempt
Money Market Fund[2]	1.80	1.99	1.90	12,072

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Returns for the Average California Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

California Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 1998–November 30, 2008
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1999	2.8%	2.4%
2000	3.4	3.1
2001	2.6	2.2
2002	1.3	0.9
2003	0.9	0.5
2004	1.1	0.6
2005	2.2	1.7
2006	3.2	2.8
2007	3.6	3.1
2008	2.2	1.8
7-Day SEC Yield (11/30/2008): 0.88%

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
California Tax-Exempt Money Market Fund[2]	6/1/1987	2.45%	2.40%	2.33%

1  Returns for the Average California Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend information.

California Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
	ABAG Finance Auth. for Non-Profit Corp.
	California (Acacia Creek) VRDO	0.500%	12/1/08		54,325	54,325
	ABAG Finance Auth. for Non-Profit Corp.
	California (Computer History Museum) VRDO	0.980%	12/8/08	LOC	7,000	7,000
	ABAG Finance Auth. for Non-Profit Corp. California
	(La Jolla Day School) VRDO	1.050%	12/8/08	LOC	11,800	11,800
	ABAG Finance Auth. for Non-Profit Corp. California
	(On Lok Senior Health) VRDO	0.550%	12/8/08	LOC	5,000	5,000
	ABAG Finance Auth. for Non-Profit Corp. California
	(Oshman Family Jewish Community) VRDO	0.700%	12/1/08	LOC	22,850	22,850
	ABAG Finance Auth. for Non-Profit Corp. California
	(Point Loma Nazarene) VRDO	0.650%	12/8/08	LOC	6,000	6,000
	ABAG Finance Auth. for Non-Profit Corp. California
	(San Francisco Friends) VRDO	0.700%	12/8/08	LOC	24,000	24,000
	ABAG Finance Auth. for Non-Profit Corp. California
	(Schools of the Sacred Heart) VRDO	0.700%	12/8/08	LOC	5,600	5,600
	ABAG Finance Auth. for Non-Profit Corp. California
	(Valley Christian Schools) VRDO	0.400%	12/8/08	LOC	9,900	9,900
	ABAG Finance Auth. for Non-Profit Corp. California
	(Zoological Society San Diego Zoo) VRDO	0.700%	12/8/08	LOC	34,250	34,250
	Antelope Vallet (East Kern California) VRDO	0.450%	12/8/08	LOC	13,100	13,100
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.850%	12/8/08		16,710	16,710
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.960%	12/8/08		19,745	19,745
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.980%	12/8/08		14,910	14,910
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	0.980%	12/8/08		8,600	8,600
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	1.010%	12/8/08		4,290	4,290
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	1.330%	12/8/08		11,670	11,670
1	Bay Area Toll Auth. CA Toll Bridge Rev. TOB VRDO	1.330%	12/8/08		12,200	12,200
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.400%	12/8/08		20,000	20,000
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.400%	12/8/08		141,000	141,000
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.450%	12/8/08		18,000	18,000
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.470%	12/8/08		7,400	7,400
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.500%	12/8/08		8,235	8,235
	Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.550%	12/8/08		12,500	12,500
	Berkeley CA Rev. (Berkeley-Albany YMCA) VRDO	0.550%	12/8/08	LOC	8,165	8,165
	Berkeley CA TRAN	4.000%	10/29/09		8,000	8,125

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Big Bear Lake CA Ind. Rev.
	(Southwest Gas Corp.) VRDO	0.860%	12/8/08	LOC	9,200	9,200
	California Communities NT Program
	NT Participation (County of Riverside) TRAN	3.000%	6/30/09		58,250	58,702
1	California Dept. of Veteran Affairs TOB VRDO	1.100%	12/8/08		9,770	9,770
1	California Dept. of Water Resources
	Water System Rev. TOB VRDO	1.010%	12/8/08		5,000	5,000
1	California Dept. of Water Resources
	Water System Rev. TOB VRDO	1.380%	12/8/08		5,245	5,245
1	California Educ. Fac. Auth. Rev.
	(California Institute of Technology) TOB VRDO	0.500%	12/8/08	(Prere.)	6,350	6,350
	California Educ. Fac. Auth. Rev.
	(California Institute of Technology) VRDO	0.250%	12/8/08		20,000	20,000
	California Educ. Fac. Auth. Rev.
	(California Institute of Technology) VRDO	0.250%	12/8/08		18,300	18,300
	California Educ. Fac. Auth. Rev.
	(Chapman Univ.) VRDO	0.700%	12/1/08	LOC	12,305	12,305
	California Educ. Fac. Auth. Rev.
	(Pomona College) VRDO	0.700%	12/8/08		6,000	6,000
	California Educ. Fac. Auth. Rev.
	(Pomona College) VRDO	0.700%	12/8/08		13,040	13,040
	California Educ. Fac. Auth. Rev.
	(St. Marys) VRDO	0.700%	12/8/08	LOC	19,700	19,700
	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) CP	1.450%	2/5/09		33,000	33,000
	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) CP	1.500%	2/10/09		40,000	40,000
	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) CP	1.450%	2/11/09		40,000	40,000
1	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) TOB VRDO	0.800%	12/8/08		4,480	4,480
	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) VRDO	0.500%	12/1/08		13,750	13,750
1	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) VRDO	0.300%	12/8/08		7,565	7,565
1	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) VRDO	0.300%	12/8/08		4,580	4,580
	California Educ. Fac. Auth. Rev.
	(Stanford Univ.) VRDO	0.300%	12/8/08		15,468	15,468
	California Educ. Fac. Auth. Rev.
	(Univ. of San Francisco) VRDO	0.700%	12/8/08	LOC	7,425	7,425
1	California Educ. Fac. Auth. Rev.
	(Univ. of Southern California) TOB VRDO	0.980%	12/8/08		3,185	3,185
1	California Educ. Fac. Auth. Rev.
	(Univ. Southern California) TOB VRDO	0.980%	12/8/08		3,760	3,760
1	California Educ. Fac. Auth. Rev.
	(Univ. Southern California) TOB VRDO	1.010%	12/8/08		7,735	7,735
	California GO CP	1.970%	12/10/08		20,000	20,000
1	California GO TOB PUT	2.080%	12/29/08	(4)	14,825	14,825
1	California GO TOB VRDO	0.500%	12/8/08	(Prere.)	21,405	21,405
1	California GO TOB VRDO	0.500%	12/8/08	(Prere.)	8,740	8,740
1	California GO TOB VRDO	1.110%	12/8/08	(13)	9,200	9,200
1	California GO TOB VRDO	1.110%	12/8/08	(13)	2,500	2,500

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	California GO TOB VRDO	1.330%	12/8/08	LOC	50,000	50,000
1	California GO TOB VRDO	1.600%	12/8/08	(4)	15,320	15,320
	California GO VRDO	0.450%	12/1/08	LOC	18,200	18,200
	California GO VRDO	0.600%	12/1/08	LOC	13,050	13,050
	California GO VRDO	0.650%	12/1/08	LOC	2,100	2,100
	California GO VRDO	0.400%	12/8/08	LOC	7,200	7,200
	California GO VRDO	0.400%	12/8/08	LOC	39,300	39,300
	California GO VRDO	0.650%	12/8/08	LOC	22,500	22,500
	California Health Fac. Finance Auth. Rev.
	(Adventist Health System West Sutter Health)
	VRDO	0.750%	12/8/08	LOC	7,900	7,900
	California Health Fac. Finance Auth. Rev.
	(Adventist Health System West Sutter Health)
	VRDO	0.750%	12/8/08	LOC	11,800	11,800
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West) VRDO	0.400%	12/8/08	LOC	58,300	58,300
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West) VRDO	0.570%	12/8/08	LOC	29,615	29,615
	California Health Fac. Finance Auth. Rev.
	(Catholic Healthcare West) VRDO	0.570%	12/8/08	LOC	5,350	5,350
	California Health Fac. Finance Auth. Rev.
	(Kaiser Permanente)	5.250%	6/1/09	(4)(ETM)	6,290	6,380
	California Health Fac. Finance Auth. Rev.
	(Lucile Salter Packard Hosp.) VRDO	0.300%	12/8/08		5,850	5,850
	California Health Fac. Finance Auth. Rev.
	(Lucile Salter Packard Hosp.) VRDO	0.300%	12/8/08		5,750	5,750
	California Health Fac. Finance Auth. Rev.
	(Lucile Salter Packard Hosp.) VRDO	0.600%	12/8/08		8,450	8,450
	California Health Fac. Finance Auth. Rev.
	(Memorial Health Services) VRDO	1.000%	12/8/08		73,275	73,275
	California Health Fac. Finance Auth. Rev.
	(Pitzer College) VRDO	0.700%	12/8/08	LOC	7,250	7,250
	California Health Fac. Finance Auth. Rev.
	(Scripps Health) VRDO	0.520%	12/8/08	LOC	3,875	3,875
	California Health Fac. Finance Auth. Rev.
	(Scripps Health) VRDO	3.600%	12/8/08	LOC	37,310	37,310
	California Health Fac. Finance Auth. Rev.
	(Stanford Hospital) PUT	1.800%	6/15/09		30,000	30,000
	California Health Fac. Finance Auth. Rev.
	(Stanford Hospital) VRDO	0.500%	12/8/08		41,600	41,600
1	California Housing Finance Agency Auth.
	TOB VRDO	1.080%	12/8/08		7,395	7,395
1	California Housing Finance Agency Auth.
	TOB VRDO	1.080%	12/8/08		8,125	8,125
1	California Housing Finance Agency Auth.
	TOB VRDO	1.080%	12/8/08		3,445	3,445
	California Housing Finance Agency Home
	Mortgage Rev. (Multi-Family Housing III) VRDO	0.950%	12/8/08		14,285	14,285
	California Housing Finance Agency Home
	Mortgage Rev. (Multi-Family Housing III) VRDO	0.950%	12/8/08		17,900	17,900
	California Housing Finance Agency Home
	Mortgage Rev. VRDO	0.800%	12/1/08		20,400	20,400

California Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	0.800%	12/1/08	1,000	1,000
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	0.900%	12/1/08	30,000	30,000
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	0.900%	12/1/08	22,715	22,715
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	1.000%	12/1/08 (4)	23,505	23,505
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	1.200%	12/1/08	2,450	2,450
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	0.700%	12/8/08	69,040	69,040
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	0.800%	12/8/08	23,600	23,600
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	0.800%	12/8/08	15,000	15,000
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	0.800%	12/8/08 (4)	25,700	25,700
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	0.850%	12/8/08	58,195	58,195
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	0.850%	12/8/08	10,000	10,000
	California Housing Finance Agency
	Home Mortgage Rev. VRDO	1.100%	12/8/08	16,860	16,860
1	California Housing Finance Agency
	Home Mortgage TOB VRDO	1.120%	12/8/08	11,730	11,730
	California Housing Finance Agency
	Home Mortgage VRDO	1.550%	12/1/08	34,000	34,000
	California Housing Finance Agency
	Home Mortgage VRDO	1.550%	12/1/08	10,500	10,500
	California Housing Finance Agency
	Single Family Mortgage Rev. VRDO	0.800%	12/8/08	58,400	58,400
	California Housing Finance Agency
	Single Family Mortgage Rev. VRDO	0.850%	12/8/08	7,250	7,250
	California Housing Finance Agency
	Single Family Mortgage Rev. VRDO	0.950%	12/8/08	49,170	49,170
	California Infrastructure & Econ. Dev. Bank Rev.
	(American National Red Cross) VRDO	0.500%	12/8/08 LOC	6,500	6,500
	California Infrastructure & Econ. Dev. Bank Rev.
	(California Academy of Sciences) VRDO	0.500%	12/1/08 LOC	11,060	11,060
	California Infrastructure & Econ. Dev. Bank Rev.
	(California Academy of Sciences) VRDO	0.500%	12/1/08 LOC	8,200	8,200
	California Infrastructure & Econ. Dev. Bank Rev.
	(California Academy of Sciences) VRDO	0.500%	12/1/08 LOC	4,700	4,700
	California Infrastructure & Econ. Dev. Bank Rev.
	(California Academy of Sciences) VRDO	0.500%	12/1/08 LOC	7,800	7,800
	California Infrastructure & Econ. Dev. Bank Rev.
	(California Academy of Sciences) VRDO	0.500%	12/1/08 LOC	9,795	9,795
	California Infrastructure & Econ. Dev. Bank Rev.
	(J. Paul Getty Trust) VRDO	0.750%	12/1/08	7,925	7,925
	California Infrastructure & Econ. Dev. Bank Rev.
	(J. Paul Getty Trust) VRDO	0.500%	12/1/08	32,725	32,725

California Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.500%	12/1/08		21,895	21,895
California Infrastructure & Econ. Dev. Bank Rev.
(Jewish Community Center) VRDO	0.700%	12/1/08	LOC	4,120	4,120
California Infrastructure & Econ. Dev. Bank Rev.
(Los Angeles County Museum) VRDO	0.500%	12/1/08	LOC	7,300	7,300
California Infrastructure & Econ. Dev. Bank Rev.
(Orange County Performing) VRDO	0.450%	12/8/08	LOC	20,000	20,000
California Infrastructure & Econ. Dev. Bank Rev.
(Orange County Performing) VRDO	0.700%	12/8/08	LOC	5,760	5,760
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.700%	12/8/08	LOC	20,000	20,000
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.800%	12/8/08	LOC	12,375	12,375
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.800%	12/8/08	LOC	12,400	12,400
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.950%	12/8/08	LOC	13,000	13,000
California Infrastructure & Econ. Dev. Bank Rev.
(Prinsco Inc. Project) VRDO	0.950%	12/8/08	LOC	10,000	10,000
California Infrastructure & Econ. Dev. Bank Rev.
(Rand Corp.) VRDO	0.700%	12/1/08	LOC	27,250	27,250
California Infrastructure & Econ. Dev. Bank Rev.
(Rand Corp.) VRDO	0.700%	12/8/08	LOC	5,100	5,100
California Infrastructure & Econ. Dev. Bank Rev.
(San Francisco Ballet) VRDO	0.500%	12/1/08	LOC	18,400	18,400
California Infrastructure & Econ. Dev. Bank Rev.
PUT	1.700%	4/1/09		8,800	8,800
California Infrastructure & Econ. Dev. Bank Rev.
PUT	1.700%	4/1/09		12,000	12,000
California Infrastructure & Econ. Dev. Bank Rev.
PUT	1.700%	4/1/09		17,000	17,000
California Infrastructure & Econ. Dev. Bank Rev.
PUT	1.700%	4/1/09		6,000	6,000
California Muni. Financing Auth. Exempt Facs. Rev.
(Exxon Mobil) VRDO	0.980%	12/1/08		29,305	29,305
California Muni. Financing Auth. Rev.
(Allied Waste Inc.) VRDO	1.050%	12/8/08	LOC	20,000	20,000
California Muni. Financing Auth. Rev.
(La Sierra Univ.) VRDO	0.550%	12/8/08	LOC	6,000	6,000
California Muni. Financing Auth. Rev.
(Notre Dame High School) VRDO	1.150%	12/8/08	LOC	6,650	6,650
California Rural Home Mortgage Finance Auth.
Single Family Mortgage Rev. VRDO	6.000%	12/1/08		12,005	12,005
California School Cash Reserve Program Auth.
Pool COP TRAN	3.000%	7/6/09	LOC	50,000	50,400
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/09		10,000	10,154
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.500%	12/1/08	LOC	2,500	2,500
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.500%	12/1/08	LOC	15,500	15,500

California Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	0.500%	12/1/08 LOC	16,210	16,210
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	0.650%	12/1/08 LOC	4,600	4,600
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	0.300%	12/8/08 LOC	5,195	5,195
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	0.400%	12/8/08 LOC	16,640	16,640
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	0.450%	12/8/08 LOC	108,900	108,900
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	0.500%	12/8/08 LOC	3,500	3,500
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	0.530%	12/8/08 LOC	9,000	9,000
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	2.120%	12/8/08 (4)	11,300	11,300
	California State Econ. Recovery Bonds	3.000%	1/1/09	75,505	75,634
	California State Econ. Recovery Bonds	5.000%	1/1/09	7,190	7,214
	California State Econ. Recovery Bonds	5.000%	7/1/09	22,000	22,401
	California State Econ. Recovery Bonds	5.000%	7/1/09	12,855	13,103
1	California State Econ. Recovery Bonds TOB VRDO	0.980%	12/8/08	5,000	5,000
	California State Econ. Recovery Bonds VRDO	0.500%	12/8/08 LOC	28,200	28,200
	California State Univ. Institute CP	1.400%	12/2/08 LOC	6,455	6,455
1	California State Univ. Rev. Systemwide TOB VRDO	1.330%	12/8/08 (4)	7,715	7,715
1	California State Univ. TOB VRDO	1.740%	12/8/08 (4)	67,455	67,455
1	California Statewide Community Dev. Auth.
	Multifamily Housing TOB VRDO	1.150%	12/8/08 LOC	34,450	34,450
1	California Statewide Community Dev. Auth.
	Multifamily Housing TOB VRDO	1.160%	12/8/08	13,870	13,870
1	California Statewide Community Dev. Auth.
	Multifamily Housing TOB VRDO	1.180%	12/8/08	23,995	23,995
1	California Statewide Community Dev. Auth.
	Multifamily Housing TOB VRDO	1.430%	12/8/08	18,395	18,395
	California Statewide Community Dev. Auth.
	Multifamily Rev. (Canyon Springs) VRDO	1.250%	12/8/08 LOC	9,105	9,105
	California Statewide Community Dev. Auth.
	Multifamily Rev. (Knoll Apartments) VRDO	0.900%	12/8/08 LOC	12,715	12,715
	California Statewide Community Dev. Auth.
	Multifamily Rev. (Valley Palms Apartments) VRDO	0.900%	12/8/08 LOC	13,500	13,500
	California Statewide Community Dev. Auth.
	Multifamily Rev. (Village Green Apartments) VRDO	0.900%	12/8/08	5,800	5,800
	California Statewide Community Dev. Auth. Rev.
	(American Baptist Homes West) VRDO	0.600%	12/8/08 LOC	7,100	7,100
	California Statewide Community Dev. Auth. Rev.
	(Azusa Pacific Univ. Project) VRDO	0.950%	12/8/08 LOC	20,000	20,000
	California Statewide Community Dev. Auth. Rev.
	(Childrens Hosp.) VRDO	0.700%	12/1/08 LOC	16,750	16,750
	California Statewide Community Dev. Auth. Rev.
	(Childrens Hosp.) VRDO	0.700%	12/8/08 LOC	25,000	25,000
	California Statewide Community Dev. Auth. Rev.
	(Cottage Health Systems) VRDO	0.300%	12/8/08 LOC	25,000	25,000
	California Statewide Community Dev. Auth. Rev.
	(Cottage Health Systems) VRDO	0.300%	12/8/08 LOC	21,985	21,985

California Tax-Exempt Money Market Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Community Dev. Auth. Rev.
(Culinary Institute of America) VRDO	0.750%	12/8/08	LOC	3,000	3,000
California Statewide Community Dev. Auth. Rev.
(Fiorella Investments LLC) VRDO	2.250%	12/8/08	LOC	9,490	9,490
California Statewide Community Dev. Auth. Rev.
(Health Fac. Catholic) VRDO	0.570%	12/8/08	LOC	40,000	40,000
California Statewide Community Dev. Auth. Rev.
(John Muir Health Services) VRDO	0.500%	12/1/08	LOC	8,600	8,600
California Statewide Community Dev. Auth. Rev.
(John Muir Health Services) VRDO	0.750%	12/1/08	LOC	17,900	17,900
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) VRDO	0.400%	12/8/08		26,800	26,800
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) VRDO	0.450%	12/8/08		21,300	21,300
California Statewide Community Dev. Auth. Rev.
(Los Angeles County Museum) VRDO	0.450%	12/8/08	LOC	5,000	5,000
California Statewide Community Dev. Auth. Rev.
(Los Angeles County Museum) VRDO	0.470%	12/8/08	LOC	17,500	17,500
California Statewide Community Dev. Auth. Rev.
(Los Angeles County Museum) VRDO	0.520%	12/8/08	LOC	20,000	20,000
California Statewide Community Dev. Auth. Rev.
(Rady Children’s Hosp.) VRDO	0.500%	12/8/08	LOC	7,100	7,100
California Statewide Community Dev. Auth. Rev.
(St. Joseph Health System) VRDO	0.300%	12/8/08		21,940	21,940
California Statewide Community Dev. Auth. Rev.
(St. Joseph Health System) VRDO	0.300%	12/8/08		37,100	37,100
California Statewide Community Dev. Auth. Rev.
(Univ. of San Diego) VRDO	0.850%	12/8/08	LOC	18,415	18,415
California Statewide Community Dev. Auth. Rev.
VRDO	0.300%	12/8/08		42,275	42,275
California Statewide Community Dev. Auth. Rev.
VRDO	0.350%	12/8/08	LOC	15,000	15,000
California Statewide Community Dev. Auth. Rev.
VRDO	0.500%	12/8/08	LOC	18,000	18,000
California Statewide Community Dev. Auth. Rev.
VRDO	0.600%	12/8/08	LOC	9,500	9,500
Calleguas-Las Virgines CA Public Financing Auth.
Rev. (Muni Water Dist. Project) VRDO	0.450%	12/8/08	LOC	8,825	8,825
Castaic Lake CA Water Agency Rev. COP VRDO	0.540%	12/8/08	LOC	4,600	4,600
Central Basin Muni. Water Dist. CA COP VRDO	0.520%	12/8/08	LOC	3,200	3,200
Chula Vista CA Multi-Family Housing Rev. VRDO	0.850%	12/8/08		18,970	18,970
Contra Costa CA Housing Finance Agency Home
Mortgage Rev. (Park Regency) VRDO	0.850%	12/8/08	LOC	42,200	42,200
Contra Costa County CA MFH Pleasant Hill VRDO	0.840%	12/8/08	LOC	33,800	33,800
Dublin San Ramon CA Services Dist. East Bay
Muni. Util. Dist. Recycled Water Auth. CP	1.570%	12/10/08	LOC	45,000	45,000
Dublin San Ramon CA Services Dist. East Bay
Muni. Util. Dist. Recycled Water Auth. CP	0.850%	2/12/09	LOC	5,000	5,000
East Bay CA Muni. Util. Dist.
Waste Water System Rev. VRDO	0.450%	12/8/08		10,000	10,000
East Bay CA Muni. Util. Dist.
Waste Water System Rev. VRDO	3.600%	12/8/08		6,900	6,900

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	East Bay CA Muni. Util. Dist.
	Water System Rev. CP	1.750%	12/8/08		70,600	70,600
1	East Bay CA Muni. Util. Dist.
	Water System Rev. TOB VRDO	1.240%	12/8/08	(4)	11,600	11,600
1	East Bay CA Muni. Util. Dist.
	Water System Rev. TOB VRDO	1.370%	12/8/08	(4)	19,800	19,800
1	Eastern California Muni. Water. Dist.
	Water & Sewer COP VRDO	0.980%	12/8/08		7,890	7,890
	Eastern California Muni. Water. Dist.
	Water & Sewer Rev. VRDO	0.520%	12/8/08		27,675	27,675
	Eastern California Muni. Water. Dist.
	Water & Sewer Rev. VRDO	0.570%	12/8/08		30,000	30,000
	Eastern California Muni. Water. Dist.
	Water & Sewer Rev. VRDO	0.570%	12/8/08		8,800	8,800
	Eastern California Muni. Water. Dist.
	Water & Sewer Rev. VRDO	0.700%	12/8/08		34,000	34,000
	Eastern California Muni. Water. Dist.
	Water & Sewer Rev. VRDO	0.700%	12/8/08		34,000	34,000
	Eastern California Muni. Water. Dist.
	Water & Sewer Rev. VRDO	0.700%	12/8/08		11,700	11,700
	Eastern California Muni. Water. Dist.
	Water & Sewer Rev. VRDO	0.700%	12/8/08		10,600	10,600
1	El Monte CA High School Dist. TOB VRDO	1.330%	12/8/08	(4)	10,790	10,790
1	Elsinore Valley CA Muni. Water Dist.
	COP TOB VRDO	1.380%	12/8/08	(13)	5,175	5,175
	Elsinore Valley CA Muni. Water Dist. COP VRDO	1.050%	12/8/08	LOC	8,000	8,000
	Escondido CA Community Dev. COP
	(Escondido Community Dev.) VRDO	0.950%	12/8/08	LOC	8,600	8,600
	Fresno CA COP VRDO	0.650%	12/8/08	LOC	6,300	6,300
	Fresno County CA TRAN	3.000%	6/30/09		30,000	30,235
	Garden Grove CA Housing Auth.
	Multifamily Rev. VRDO	0.850%	12/8/08	LOC	9,100	9,100
1	Golden West Schools Funding Auth.
	CA TOB VRDO	1.180%	12/8/08		7,210	7,210
1	Hacienda La Puente CA USD TOB VRDO	1.330%	12/8/08	(4)	5,555	5,555
1	Hacienda La Puente CA USD TOB VRDO	3.500%	12/8/08	(4)	6,235	6,235
1	Huntington Beach CA Union High School Dist.
	GO TOB VRDO	1.380%	12/8/08	(4)	6,885	6,885
	Irvine CA Assessment Dist.
	Improvement Bonds VRDO	0.700%	12/1/08	LOC	31,943	31,943
	Irvine CA Assessment Dist.
	Improvement Bonds VRDO	1.250%	12/1/08	(4)	1,800	1,800
	Irvine CA Public Fac. &
	Infrastructure Auth. Assessment Rev. VRDO	0.700%	12/1/08	LOC	7,911	7,911
	Irvine CA Ranch Water Dist. Rev. VRDO	0.450%	12/1/08	LOC	5,300	5,300
	Kern County CA TRAN	3.000%	6/30/09		25,000	25,200
	Livermore CA COP VRDO	0.650%	12/8/08	LOC	7,500	7,500
1	Long Beach CA Harbor Rev. TOB VRDO	1.130%	12/8/08		7,570	7,570
1	Long Beach CA Harbor Rev. TOB VRDO	1.630%	12/8/08		8,665	8,665
	Long Beach CA Water Rev. CP	1.150%	2/5/09		8,000	8,000
1	Los Angeles CA Community College Dist.
	GO TOB VRDO	1.010%	12/8/08		5,000	5,000

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Los Angeles CA Community College Dist.
	GO TOB VRDO	1.020%	12/8/08		8,500	8,500
1	Los Angeles CA Community College Dist.
	GO TOB VRDO	1.330%	12/8/08	(4)	10,745	10,745
	Los Angeles CA Community Redev. Agency COP
	(Baldwin Hills Public Park) VRDO	0.600%	12/8/08	LOC	16,400	16,400
	Los Angeles CA Community Redev. Agency
	Multifamily Housing Rev.
	(Hollywood & Vine Apartments) VRDO	0.900%	12/8/08		25,000	25,000
1	Los Angeles CA Community Redev. Agency
	Multifamily Housing Rev.
	(The Alexandria) TOB VRDO	1.100%	12/8/08		20,390	20,390
1	Los Angeles CA Dept. of Airports
	International Airport Rev. TOB VRDO	0.890%	12/8/08		5,530	5,530
	Los Angeles CA Dept. of Airports
	International Airport Rev. VRDO	0.700%	12/8/08	LOC	20,000	20,000
	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/09		5,650	5,758
	Los Angeles CA Dept. of Water & Power Rev. CP	1.530%	2/5/09		10,000	10,000
1	Los Angeles CA Dept. of Water & Power Rev.
	TOB VRDO	1.370%	12/8/08	(4)	7,000	7,000
1	Los Angeles CA Dept. of Water & Power Rev.
	TOB VRDO	1.680%	12/8/08	(4)	14,245	14,245
1	Los Angeles CA Dept. of Water & Power Rev.
	TOB VRDO	1.680%	12/8/08	(4)	3,605	3,605
1	Los Angeles CA Dept. of Water & Power Rev.
	TOB VRDO	2.030%	12/8/08		8,350	8,350
	Los Angeles CA Dept. of Water & Power Rev.
	VRDO	0.700%	12/1/08		21,750	21,750
	Los Angeles CA Dept. of Water & Power Rev.
	VRDO	0.350%	12/8/08		35,130	35,130
	Los Angeles CA Dept. of Water & Power Rev.
	VRDO	0.400%	12/8/08		20,000	20,000
	Los Angeles CA Dept. of Water & Power Rev.
	VRDO	0.500%	12/8/08		53,850	53,850
	Los Angeles CA Dept. of Water & Power Rev.
	VRDO	0.500%	12/8/08		43,000	43,000
	Los Angeles CA Dept. of Water & Power Rev.
	VRDO	0.500%	12/8/08		51,300	51,300
	Los Angeles CA Multifamily Housing Rev.
	(Fountain Park) VRDO	0.900%	12/8/08	LOC	25,500	25,500
	Los Angeles CA Multifamily Housing Rev.
	(Queen Portfolio) VRDO	0.800%	12/8/08		7,300	7,300
	Los Angeles CA Multifamily Housing Rev.
	(San Regis) VRDO	1.060%	12/8/08	LOC	23,600	23,600
	Los Angeles CA Single Family Mortgage Rev.
	VRDO	0.950%	12/8/08		12,935	12,935
	Los Angeles CA TRAN	3.000%	6/30/09		65,000	65,538
	Los Angeles CA USD
	(Belmont Learning Complex) VRDO	0.500%	12/8/08	LOC	19,675	19,675
	Los Angeles CA USD COP VRDO	0.700%	12/8/08	LOC	14,200	14,200
1	Los Angeles CA USD GO TOB VRDO	1.380%	12/8/08	(4)	51,975	51,975
1	Los Angeles CA USD TOB VRDO	0.940%	12/8/08	LOC	25,090	25,090
	Los Angeles CA USD TRAN	4.000%	12/29/08		50,000	50,031

California Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Los Angeles CA USD TRAN	3.000%	7/30/09	102,000	102,986
	Los Angeles CA Wastewater System Rev. CP	1.470%	12/9/08	30,000	30,000
1	Los Angeles CA Wastewater System Rev.
	TOB VRDO	1.190%	12/8/08	19,730	19,730
1	Los Angeles CA Wastewater System Rev.
	TOB VRDO	1.190%	12/8/08	25,000	25,000
	Los Angeles CA Wastewater System Rev. VRDO	0.400%	12/8/08 LOC	11,730	11,730
	Los Angeles CA Wastewater System Rev. VRDO	0.470%	12/8/08 LOC	8,600	8,600
	Los Angeles CA Wastewater System Rev. VRDO	0.500%	12/8/08 LOC	14,440	14,440
	Los Angeles CA Wastewater System Rev. VRDO	0.700%	12/8/08 LOC	25,000	25,000
	Los Angeles CA Wastewater System Rev. VRDO	0.750%	12/8/08 LOC	8,780	8,780
	Los Angeles County CA Housing Auth.
	Multifamily Housing Rev. VRDO	0.950%	12/8/08 LOC	6,205	6,205
	Los Angeles County CA Metro. Transp. Auth. CP	1.470%	12/9/08	10,000	10,000
	Los Angeles County CA Public Works
	Financing Auth. Rev.	5.000%	12/1/08	6,225	6,225
	Los Angeles County CA TRAN	3.000%	6/30/09	82,500	83,169
1	Metro. Water Dist. of Southern California Rev.
	TOB VRDO	0.880%	12/8/08	8,750	8,750
1	Metro. Water Dist. of Southern California Rev.
	TOB VRDO	1.010%	12/8/08	20,750	20,750
	Metro. Water Dist. of Southern California Rev.
	VRDO	0.450%	12/1/08	22,000	22,000
	Metro. Water Dist. of Southern California Rev.
	VRDO	0.400%	12/8/08	24,200	24,200
	Metro. Water Dist. of Southern California Rev.
	VRDO	0.400%	12/8/08	31,875	31,875
	Metro. Water Dist. of Southern California Rev.
	VRDO	0.400%	12/8/08	34,215	34,215
	Metro. Water Dist. of Southern California Rev.
	VRDO	0.400%	12/8/08	26,900	26,900
	Metro. Water Dist. of Southern California Rev.
	VRDO	0.400%	12/8/08	10,400	10,400
	Metro. Water Dist. of Southern California Rev.
	VRDO	0.450%	12/8/08	47,400	47,400
	Metro. Water Dist. of Southern California Rev.
	VRDO	0.500%	12/8/08	19,000	19,000
	Metro. Water Dist. of Southern California Rev.
	VRDO	0.510%	12/8/08	36,000	36,000
	Metro. Water Dist. of Southern California Rev.
	VRDO	0.900%	12/8/08	24,715	24,715
	Metro. Water Dist. of Southern California Rev.
	VRDO	1.000%	12/8/08	27,000	27,000
	Metro. Water Dist. of Southern California Rev.
	VRDO	3.600%	12/8/08	19,740	19,740
	Mission Viejo CA Community Dev. Financing Auth.
	(Mission Viejo Mall Improvement) VRDO	0.400%	12/8/08 LOC	26,700	26,700
1	New Haven CA USD TOB VRDO	0.870%	12/8/08 LOC	10,726	10,726
	Newport Beach CA Rev.
	(Hoag Memorial Hosp.) PUT	1.800%	6/1/09	61,800	61,800
	Newport Beach CA Rev.
	(Hoag Memorial Hosp.) VRDO	0.400%	12/8/08	24,095	24,095

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Oakland CA Redev. Agency Tax Allocation
	(Central Dist.) VRDO	0.990%	12/8/08	LOC	13,710	13,710
	Oceanside CA Multifamily Housing Rev.
	(Lakeridge Apartments) VRDO	0.650%	12/8/08	LOC	39,830	39,830
	Orange County CA CP	1.850%	12/1/08		22,000	22,000
	Orange County CA Sanitation Dist. COP VRDO	1.200%	12/1/08		4,185	4,185
	Orange County CA TRAN	3.000%	6/30/09		50,000	50,419
	Orange County CA Water Dist. COP VRDO	0.520%	12/8/08		27,550	27,550
	Otay CA Water Dist. (Capital Project) COP VRDO	0.450%	12/8/08	LOC	9,100	9,100
1	Palmdale CA Community Redev. Agency
	Single Family Mortgage TOB VRDO	1.480%	12/8/08	(Prere.)	5,735	5,735
	Pittsburg CA Public Financing Auth. Water Rev.
	VRDO	0.800%	12/8/08	LOC	13,320	13,320
	Port of Oakland CA CP	2.030%	1/9/09	LOC	26,405	26,405
	Rancho CA Water Dist. Finance Auth. Rev. VRDO	0.800%	12/8/08	LOC	10,500	10,500
	Riverside CA CTFS Partner VRDO	0.700%	12/8/08	LOC	19,500	19,500
	Riverside CA Electric Rev. VRDO	0.700%	12/8/08	LOC	70,000	70,000
	Riverside CA Electric Rev. VRDO	0.700%	12/8/08	LOC	14,900	14,900
1	Riverside CA Water Rev. TOB VRDO	0.880%	12/8/08	(4)	9,640	9,640
	Riverside CA Water Rev. VRDO	0.700%	12/8/08		13,400	13,400
	Riverside County CA CP	1.200%	2/4/09		13,000	13,000
	Riverside County CA Public Fac. Project VRDO	0.500%	12/8/08	LOC	9,200	9,200
	Roseville CA Electric System Rev. COP VRDO	1.000%	12/8/08	LOC	17,500	17,500
1	Sacramento CA Housing Auth. Multifamily Rev.
	TOB VRDO	1.090%	12/8/08		9,435	9,435
	Sacramento CA Muni. Util. Dist. Rev. CP	1.100%	2/12/09		6,500	6,500
1	Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	1.380%	12/8/08	(4)	4,275	4,275
1	Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	1.580%	12/8/08	(4)	13,510	13,510
	Sacramento CA Muni. Util. Dist. Rev. VRDO	0.400%	12/8/08	LOC	18,650	18,650
	Sacramento CA Suburban Water Dist. COP VRDO	0.520%	12/8/08	LOC	6,100	6,100
	Sacramento County CA
	(Administration Center & Courthouse) VRDO	0.650%	12/8/08	LOC	25,925	25,925
	Sacramento County CA Sanitation Dist.
	Financing Auth. VRDO	0.500%	12/8/08	LOC	5,000	5,000
1	San Bernardino CA Community College Dist.
	TOB VRDO	1.080%	12/8/08	(4)	7,285	7,285
1	San Diego CA Community College Dist.
	GO TOB VRDO	1.330%	12/8/08	(4)	28,250	28,250
1	San Diego CA Community College Dist.
	GO TOB VRDO	1.380%	12/8/08	(4)	37,985	37,985
	San Diego CA Housing Auth.
	Multifamily Housing Rev.
	(Bay Vista Apartments Projects) VRDO	0.900%	12/8/08		4,890	4,890
	San Diego CA Housing Auth.
	Multifamily Housing Rev.
	(Canyon Rim Apartments) VRDO	0.900%	12/8/08	LOC	32,440	32,440
1	San Diego CA Housing Auth.
	Multifamily Housing Rev. TOB VRDO	1.040%	12/8/08		6,080	6,080
1	San Diego CA USD TOB VRDO	1.380%	12/8/08	(4)	8,425	8,425
1	San Diego CA Water Auth. Rev. COP TOB VRDO	1.380%	12/8/08	(4)	20,000	20,000
1	San Diego CA Water Auth. Rev. COP TOB VRDO	1.680%	12/8/08	(4)	6,840	6,840
1	San Diego CA Water Auth. Rev. COP TOB VRDO	1.680%	12/8/08	(4)	9,500	9,500
	San Diego County CA Water Auth. CP	1.550%	12/5/08		10,000	10,000

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Diego County CA Water Auth. CP	1.500%	2/5/09		13,200	13,200
	San Diego County CA Water Auth. CP	1.580%	2/13/09		20,000	20,000
1	San Diego County CA Water Auth. Rev.
	COP TOB VRDO	0.990%	12/8/08	(4)	16,900	16,900
1	San Diego County CA Water Auth. Rev.
	TOB VRDO	1.430%	12/8/08	(4)	9,800	9,800
1	San Diego County CA Water Auth. TOB VRDO	1.430%	12/8/08	(4)	6,100	6,100
1	San Diego County CA Water Auth. TOB VRDO	1.430%	12/8/08	(4)	5,000	5,000
1	San Diego County CA Water Auth. TOB VRDO	1.430%	12/8/08	(4)	6,500	6,500
1	San Francisco CA Bay Area Rapid Transit Dist.
	Sales Tax Rev. TOB VRDO	1.480%	12/8/08		13,595	13,595
1	San Francisco CA Bay Area Rapid Transit Rev.
	TOB VRDO	1.010%	12/8/08		9,975	9,975
	San Francisco CA City & County Finance Corp.
	Lease Rev. (Moscone Center Expansion) VRDO	0.700%	12/8/08	LOC	8,000	8,000
	San Francisco CA City & County Finance Corp.
	Lease Rev. (Moscone Center Expansion) VRDO	0.750%	12/8/08	LOC	10,000	10,000
	San Francisco CA City & County GO	4.000%	6/15/09		44,595	45,153
	San Francisco CA City & County
	International Airport Rev. VRDO	0.950%	12/8/08	LOC	21,750	21,750
	San Francisco CA City & County Redev. Agency
	Multifamily Rev. VRDO	0.800%	12/8/08		15,200	15,200
	San Joaquin County CA Transp. Auth.
	Sales Tax Rev. CP	1.000%	2/12/09	LOC	50,000	50,000
1	San Jose CA Airport Rev. TOB VRDO	1.220%	12/8/08	(4)(13)	89,100	89,100
	San Jose CA Financing Auth. Lease Rev. CP	1.100%	12/12/08	LOC	44,386	44,386
	San Jose CA Financing Auth. Lease Rev. VRDO	0.500%	12/8/08	LOC	6,000	6,000
	San Jose CA Redev. Agency VRDO	0.840%	12/8/08	LOC	16,150	16,150
	San Jose CA Redev. Agency VRDO	0.950%	12/8/08	LOC	11,650	11,650
1	San Jose CA Uni. Sch. Dist. Santa Clara Cnty.
	TOB VRDO	0.880%	12/8/08		5,000	5,000
1	San Jose CA USD GO TOB VRDO	0.940%	12/8/08		4,930	4,930
1	San Mateo County CA Community College Dist.
	TOB VRDO	0.930%	12/8/08		11,660	11,660
1	San Mateo County CA Community College Dist.
	TOB VRDO	1.010%	12/8/08		22,830	22,830
	Santa Ana CA Finance Auth. Rev. VRDO	0.550%	12/1/08	LOC	5,600	5,600
	Santa Clara CA Electric Rev. VRDO	2.370%	12/8/08	LOC	27,300	27,300
	Santa Clara CA USD	5.000%	7/1/09		5,430	5,535
1	Santa Clara County CA Financing Auth. Lease Rev.
	TOB VRDO	0.880%	12/8/08		6,915	6,915
	Santa Clara County CA Financing Auth. Lease Rev.
	(VMC Facilities Replacement Project) VRDO	0.450%	12/8/08		11,335	11,335
	Santa Clara Valley CA Transp. Auth. Sales Tax Rev.
	VRDO	0.350%	12/8/08		8,200	8,200
	Santa Clara Valley CA Transp. Auth. Sales Tax Rev.
	VRDO	0.400%	12/8/08		12,500	12,500
	Santa Clara Valley CA Transp. Auth. Sales Tax Rev.
	VRDO	0.700%	12/8/08		44,275	44,275
	Santa Clara Valley CA Transp. Auth. Sales Tax Rev.
	VRDO	1.000%	12/8/08		23,060	23,060
	Santa Clara Valley CA Transp. Auth.
	Sales Tax Rev. VRDO	1.500%	12/8/08		16,835	16,835

California Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Santa Rosa CA Waste Water Rev. VRDO	0.750%	12/8/08	LOC	14,000	14,000
1	Sequoia CA USD TOB VRDO	1.680%	12/8/08	(4)	5,860	5,860
1	Sonoma County CA (Jr. College District)
	TOB VRDO	1.430%	12/8/08	(4)	3,440	3,440
	South Coast CA Local Educ. Agencies TRAN	3.000%	6/30/09		81,385	82,026
	South Placer CA Wastewater Auth. Rev. VRDO	0.350%	12/8/08	LOC	22,650	22,650
	Southern California Home Financing Auth.
	Single Family Mortgage Rev. VRDO	1.500%	12/8/08		16,800	16,800
	Southern California Home Financing Auth.
	Single Family Mortgage Rev. VRDO	1.500%	12/8/08		10,700	10,700
	Southern California Public Power Auth. Rev.
	(Palo Verde Project) VRDO	0.560%	12/8/08	LOC	11,000	11,000
	Southern California Public Power Auth. Rev.
	VRDO	0.500%	12/1/08		31,000	31,000
1	Sunnyvale CA School Dist. GO TOB VRDO	1.680%	12/8/08	(4)	6,480	6,480
	Torrance CA TRAN	3.000%	7/2/09		25,000	25,183
	Univ. of California Regents CP	2.500%	12/3/08		23,900	23,900
	Univ. of California Regents CP	1.550%	12/10/08		28,000	28,000
	Univ. of California Regents CP	1.420%	12/11/08		35,150	35,150
	Univ. of California Regents CP	1.670%	2/6/09		45,000	45,000
	Univ. of California Regents VRDO	0.700%	12/1/08		25,345	25,345
	Univ. of California Regents VRDO	0.790%	12/1/08		2,700	2,700
1	Univ. of California Rev. TOB VRDO	0.900%	12/8/08		29,195	29,195
1	Univ. of California Rev. TOB VRDO	0.980%	12/8/08		2,475	2,475
1	Univ. of California Rev. TOB VRDO	0.980%	12/8/08		1,890	1,890
1	Univ. of California Rev. TOB VRDO	1.380%	12/8/08	(4)	6,470	6,470
1	Univ. of California Rev. TOB VRDO	1.380%	12/8/08	(4)	20,695	20,695
1	Univ. of California Rev. TOB VRDO	1.390%	12/8/08	(4)	2,450	2,450
1	Univ. of California Rev. TOB VRDO	1.390%	12/8/08	(4)	20,000	20,000
1	Univ. of California Rev. TOB VRDO	1.430%	12/8/08	(4)	16,820	16,820
	Val Verde CA USD COP VRDO	0.700%	12/8/08	LOC	16,800	16,800
	Ventura County CA TRAN	3.500%	7/1/09		35,000	35,381
1	Yosemite CA Community College Dist. TOB VRDO	1.380%	12/8/08	(4)	4,000	4,000
1	Yosemite CA Community College Dist. TOB VRDO	1.390%	12/8/08	(4)	17,520	17,520
Total Tax-Exempt Municipal Bonds (Cost $7,446,381)						7,446,381
Other Assets and Liabilities (0.8%)
Other Assets						82,406
Liabilities						(23,198)
						59,208
Net Assets (100%)
Applicable to 7,505,580,823 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)						7,505,589
Net Asset Value Per Share						$1.00

California Tax-Exempt Money Market Fund

At November 30, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	7,505,867
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(278)
Net Assets	7,505,589

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities was $1,338,391,000, representing 17.8% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

A key to abbreviations and other references follows the Statement of Net Assets.

California Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2008
($000)
Investment Income
Income
Interest	191,008
Total Income	191,008
Expenses
The Vanguard Group—Note B
Investment Advisory Services	800
Management and Administrative	5,254
Marketing and Distribution	2,242
Money Market Guarantee Program	649
Custodian Fees	61
Auditing Fees	18
Shareholders’ Reports	37
Trustees’ Fees and Expenses	10
Total Expenses	9,071
Expenses Paid Indirectly	(59)
Net Expenses	9,012
Net Investment Income	181,996
Realized Net Gain (Loss) on Investment Securities Sold	(263)
Net Increase (Decrease) in Net Assets Resulting from Operations	181,733

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	181,996	273,496
Realized Net Gain (Loss)	(263)	(15)
Net Increase (Decrease) in Net Assets Resulting from Operations	181,733	273,481
Distributions
Net Investment Income	(181,996)	(273,496)
Realized Capital Gain	—	—
Total Distributions	(181,996)	(273,496)
Capital Share Transactions (at $1.00)
Issued	6,742,682	7,645,640
Issued in Lieu of Cash Distributions	172,979	258,641
Redeemed	(8,032,987)	(6,500,991)
Net Increase (Decrease) from Capital Share Transactions	(1,117,326)	1,403,290
Total Increase (Decrease)	(1,117,589)	1,403,275
Net Assets
Beginning of Period	8,623,178	7,219,903
End of Period	7,505,589	8,623,178

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.022	.035	.032	.021	.010
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.022	.035	.032	.021	.010
Distributions
Dividends from Net Investment Income	(.022)	(.035)	(.032)	(.021)	(.010)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.022)	(.035)	(.032)	(.021)	(.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.21%	3.55%	3.24%	2.17%	1.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,506	$8,623	$7,220	$6,162	$4,758
Ratio of Total Expenses to
Average Net Assets	0.11%	0.10%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.19%	3.49%	3.20%	2.17%	1.06%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard California Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2008, the fund had contributed capital of $806,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.81% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2008, custodian fee offset arrangements reduced the fund’s expenses by $59,000 (an annual rate of 0.00% of average net assets).

D. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

California Tax-Exempt Money Market Fund

At November 30, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

E. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund is required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage that lasts until December 18, 2008. The fund is accruing this expense over the period October 7–December 18, 2008. Through November 30, 2008, the fund has accrued $649,000, resulting in a 0.01% increase in the fund’s expense ratio for the year ended November 30, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program. To continue coverage for the period December 19, 2008–April 30, 2009, the fund will be required to pay an additional 0.015% of its net assets as of September 19, 2008.

California Intermediate-Term Tax-Exempt Fund

Fund Profile

As of November 30, 2008

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	599	4,180	44,181
Yield[3]		3.9%	4.7%
Investor Shares	4.2%
Admiral Shares	4.3%
Yield to Maturity	4.5%[4]	3.9%	4.7%
Average Coupon	4.6%	5.0%	5.0%
Average Effective
Maturity	8.0 years	7.0 years	12.8 years
Average Quality	AA	AA	AA
Average Duration	6.0 years	5.5 years	8.1 years
Expense Ratio
(11/30/2007)[5]		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	3.8%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	9.1%
1–5 Years	35.1
5–10 Years	18.5
10–20 Years	36.4
20–30 Years	0.9

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.80	0.99
Beta	0.94	0.85

Distribution by Credit Quality (% of portfolio)

AAA	24.0%
AA	51.8
A	21.0
BBB	3.2

Investment Focus

1  Barclays Capital 7 Year Municipal Bond Index.

2  Barclays Capital Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4  Before expenses.

5  The expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended November 30, 2008, the expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1998–November 30, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
California Intermediate-Term
Tax-Exempt Fund Investor Shares[1]	–2.71%	1.90%	3.65%	$14,317
Barclays Capital Municipal Bond Index	–3.61	2.58	4.13	14,991
Barclays Capital 7 Year Municipal Bond Index	2.91	3.44	4.61	15,694
Average California Intermediate-Term
Municipal Debt Fund[2]	–2.87	1.57	3.09	13,552

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
California Intermediate-Term Tax-Exempt Fund
Admiral Shares	–2.64%	1.97%	2.77%	$121,263
Barclays Capital Municipal Bond Index	–3.61	2.58	3.37	126,357
Barclays Capital 7 Year Municipal Bond Index	2.91	3.44	4.13	133,013

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.

3  Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 12, 2001.

California Intermediate-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 1998–November 30, 2008

				Barclays
	Investor Shares			Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–4.1%	4.4%	0.3%	0.5%
2000	3.0	5.0	8.0	6.6
2001	2.8	4.6	7.4	8.1
2002	1.5	4.4	5.9	7.0
2003	1.7	4.1	5.8	7.0
2004	–1.5	3.9	2.4	2.9
2005	–1.8	3.9	2.1	2.2
2006	1.3	4.1	5.4	5.1
2007	–1.5	4.0	2.5	4.2
2008	–6.5	3.8	–2.7	2.9

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	3/4/1994	–1.11%	2.16%	–0.47%	4.22%	3.75%
Admiral Shares	11/12/2001	–1.04	2.23	–1.13[3]	4.08[3]	2.95[3]

1  Barclays Capital 7 Year Municipal Bond Index.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
California (95.0%)
ABAG Finance Auth. for Non-Profit Corp. California
(Acacia Creek) VRDO	0.500%	12/1/08	10,200	10,200
ABAG Finance Auth. for Non-Profit Corp. California
(Children’s Hosp. Medical Center) COP	6.000%	12/1/09 (2)(Prere.)	9,180	9,701
ABAG Finance Auth. for Non-Profit Corp. California
(Oshman Family Jewish Community) VRDO	0.700%	12/1/08 LOC	10,000	10,000
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/14 (1)	10,150	10,472
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/20 (2)	12,250	6,169
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/29 (2)	30,000	7,830
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	8,000	1,942
Alameda County CA (Medical Center) COP	5.250%	6/1/09 (1)(ETM)	2,910	2,950
Alameda County CA (Medical Center) COP	5.250%	6/1/12 (1)(ETM)	1,595	1,615
Alameda County CA (Medical Center) COP	5.250%	6/1/13 (1)(ETM)	1,785	1,807
Alameda County CA (Medical Center) COP	5.375%	6/1/14 (1)(ETM)	1,880	1,904
Alameda County CA (Medical Center) COP	5.375%	6/1/15 (1)(ETM)	3,960	4,010
Alameda County CA COP	5.375%	12/1/10 (1)	2,000	2,063
Alameda County CA COP	5.375%	12/1/12 (1)	11,000	11,708
Alameda County CA COP	5.375%	12/1/13 (1)	13,930	14,738
Alameda County CA COP	5.375%	12/1/14 (1)	4,790	5,056
Alameda County CA COP	5.375%	12/1/15 (1)	1,500	1,583
Alvord CA USD GO	5.900%	2/1/24 (4)	3,865	3,876
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/20 (1)	4,210	4,236
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/21 (1)	4,425	4,396
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/22 (1)	4,660	4,575
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/24 (1)	5,175	4,972
Anaheim CA Public Finance Auth.
Electric System Rev.	5.000%	10/1/25 (1)	5,450	5,182
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,250	1,392
Antioch CA Public Finance Auth.
Reassessment Rev.	5.000%	9/2/13 (2)	10,030	10,045
Bakersfield CA WasteWater Rev.	5.000%	9/15/24 (4)	7,600	7,302

36

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bakersfield CA WasteWater Rev.	5.000%	9/15/25 (4)	10,065	9,570
Bakersfield CA WasteWater Rev.	5.000%	9/15/27 (4)	10,400	9,714
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (2)	32,610	32,819
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (1)	50,000	50,921
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/16	6,400	6,917
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/17	12,330	13,251
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/18	17,115	18,098
Burbank CA Public Finance Auth.	5.250%	12/1/12 (2)	3,540	3,655
Burbank CA Public Finance Auth.	5.250%	12/1/13 (2)	4,615	4,744
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/11 (1)	2,465	2,253
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/12 (1)	2,525	2,199
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/13 (1)	2,590	2,150
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/14 (1)	2,655	2,090
Cabrillo CA Community College Dist. Rev.	5.000%	8/1/27 (1)	8,710	8,452
California County CA
Tobacco Securitization Agency	0.000%	6/1/21	15,000	9,475
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/12 (3)(ETM)	90	100
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/12 (3)	3,550	3,825
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/24	5,000	4,946
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/26	8,465	8,230
California Dept. of Water Resources
Water System Rev. (Central Valley)	5.000%	12/1/26 (1)	3,535	3,381
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/14	360	365
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/15	380	382
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/16	400	398
California Educ. Fac. Auth. Rev.
(Univ. of Southern California)	5.600%	10/1/09	1,260	1,277
California GO	5.750%	12/1/09 (1)	11,765	12,232
California GO	5.750%	2/1/11 (1)	6,500	6,843
California GO	5.000%	4/1/12	2,000	2,092
California GO	5.000%	6/1/12	16,280	17,046
California GO	5.000%	3/1/13	20,640	21,629
California GO	5.375%	4/1/15	125	131
California GO	5.000%	4/1/17	7,520	7,684
California GO	5.250%	2/1/18 (1)	5,000	5,140
California GO	6.000%	2/1/18 (2)	6,240	6,739
California GO	5.000%	4/1/18	10,000	10,091
California GO	5.000%	8/1/19	30,000	29,726
California GO	5.000%	3/1/20	55,385	54,040
California GO	5.000%	8/1/20	10,000	9,733
California GO	5.000%	6/1/22	12,000	11,403
California GO	5.000%	9/1/23	12,120	11,387
California GO	5.000%	10/1/23	12,500	11,740
California GO	5.000%	12/1/23	5,000	4,694
California GO	5.000%	8/1/24 (4)	37,225	36,005
California GO	5.000%	8/1/24	10,000	9,300

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	10/1/24	16,940	15,746
California GO	5.000%	11/1/24	10,000	9,293
California GO	5.000%	3/1/25	2,000	1,845
California GO	5.000%	8/1/25	10,000	9,212
California GO	5.000%	12/1/25	21,015	19,340
California GO	5.000%	3/1/26	10,070	9,147
California GO	5.000%	4/1/26	37,480	34,035
California GO	5.000%	4/1/27	24,285	21,829
California GO	5.500%	8/1/27	20,000	19,187
California GO	5.250%	11/1/27	4,000	3,723
California GO	5.000%	3/1/28	10,855	9,670
California GO	5.000%	6/1/28	10,005	8,906
California GO (Kindergarten-Univ.) VRDO	0.800%	12/1/08 LOC	20,150	20,150
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/16	2,170	2,111
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/19	1,025	948
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/26	1,740	1,477
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/09 (1)	2,425	2,457
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/10 (1)	2,080	2,106
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/11 (1)	2,675	2,708
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/12 (1)	2,465	2,495
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/25	5,000	4,319
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,010
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	1,967
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,443
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	0.000%	10/1/09 (1)	7,140	7,027
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	10/1/09 (2)(ETM)	10,525	10,666
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/10 (4)(ETM)	5,310	5,430
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/11 (4)(ETM)	7,250	7,413
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	10/1/16 (ETM)	5,000	5,062
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/14 (2)	2,280	2,439
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/15 (2)	2,245	2,375
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/16 (2)	2,515	2,504
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/17 (2)	2,630	2,733

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.500%	7/1/10 (1)	3,570	3,600
California Health Fac. Finance Auth. Rev.
(Providence Health & Services)	6.250%	10/1/24	3,000	3,053
California Health Fac. Finance Auth. Rev.
(Providence Health & Services)	6.250%	10/1/28	4,000	3,991
California Health Fac. Finance Auth. Rev.
(Sisters of Providence)	6.000%	10/1/09 (2)	4,490	4,596
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/14	2,715	2,701
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/15	3,000	2,951
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/16	6,275	6,111
California Health Fac. Finance Auth. Rev.
(Stanford Hospital) PUT	3.450%	6/15/11	10,000	10,075
California Health Fac. Finance Auth. Rev.
(Stanford Hospital) VRDO	2.000%	12/8/08 (4)	28,845	28,845
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12 (4)	1,030	1,043
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12 (4)	5,410	5,477
California Housing Finance Agency
Home Mortgage	5.200%	8/1/28	4,500	4,111
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/11	10,000	10,453
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12	6,000	6,325
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/13	8,325	8,805
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,435	2,602
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (1)(Prere.)	2,245	2,399
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/18 (1)	1,785	1,766
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/19 (1)	1,040	1,010
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/21 (1)	1,145	1,070
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/14	2,500	2,649
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/15	3,500	3,692
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/16	4,500	4,719
California Infrastructure & Econ. Dev. Bank Rev.
(Contemporary Jewish Museum) VRDO	0.700%	12/1/08 LOC	8,125	8,125
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/10	1,325	1,365
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/11	1,275	1,322
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/12	2,950	3,044
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/13	2,350	2,409

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/14	2,250	2,334
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/15	2,430	2,503
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/16	3,620	3,706
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/17	3,820	3,883
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	3.900%	12/1/11	9,000	9,228
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	4.000%	12/1/11	17,545	17,790
California Infrastructure & Econ. Dev. Bank Rev.
(Jewish Community Center) VRDO	0.700%	12/1/08 LOC	5,260	5,260
California Infrastructure & Econ. Dev. Bank Rev.
(Orange County Performing) VRDO	0.700%	12/1/08 LOC	5,500	5,500
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/13 (2)	18,000	19,524
California Infrastructure & Econ. Dev. Bank Rev.
(Workers’ Compensation)	5.250%	10/1/14 (2)	25,815	27,810
California PCR Financing Auth. Rev.
(San Diego Gas & Electric)	5.900%	6/1/14 (1)	17,135	18,169
California PCR Financing Auth. Solid Waste
Disposal Rev. (USA Waste Services) PUT	4.000%	6/1/10	1,000	959
California Public Works Board Lease Rev.
(Butterfield)	5.000%	6/1/20	3,895	3,743
California Public Works Board Lease Rev.
(California State Univ.)	5.300%	10/1/15 (2)	6,655	6,737
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/09	9,000	9,146
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/10	4,000	4,128
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/11	3,500	3,640
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/12	5,000	5,223
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/12 (1)	10,625	10,893
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/18 (2)	27,790	26,805
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/21	10,000	10,027
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/22	10,000	9,992
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/17	8,000	8,291
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/18	5,000	5,136
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/18 (1)	10,310	10,730
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/19 (1)	5,000	5,140

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Public Works Board Lease Rev.
	(Regents of the Univ. of California)	5.000%	6/1/20 (1)	7,670	7,703
	California Public Works Board Lease Rev.
	(Secretary of State)	6.500%	12/1/08 (2)	5,000	5,002
	California Public Works Board Lease Rev.
	(Univ. of California)	5.375%	10/1/16 (1)	4,750	4,809
	California Public Works Board Lease Rev.
	(Univ. of California)	5.000%	4/1/25	5,765	5,450
	California Public Works Board Lease Rev.
	(Univ. of California)	5.250%	11/1/26 (1)	9,010	8,666
	California State Dept. of Water Resources
	Power Supply Rev.	5.500%	5/1/10	3,500	3,643
	California State Dept. of Water Resources
	Power Supply Rev.	5.500%	5/1/11	7,000	7,385
	California State Dept. of Water Resources
	Power Supply Rev.	5.250%	5/1/12 (1)	10,000	10,575
	California State Dept. of Water Resources
	Power Supply Rev.	5.500%	5/1/13 (2)	16,985	18,053
	California State Dept. of Water Resources
	Power Supply Rev.	6.000%	5/1/13	11,000	11,863
	California State Dept. of Water Resources
	Power Supply Rev.	6.000%	5/1/14	12,500	13,397
1	California State Dept. of Water Resources
	Power Supply Rev.	5.000%	5/1/16	5,000	5,187
	California State Dept. of Water Resources
	Power Supply Rev.	5.000%	5/1/17	25,000	25,663
	California State Dept. of Water Resources
	Power Supply Rev.	5.000%	5/1/21	50,000	48,854
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	0.500%	12/1/08 LOC	3,900	3,900
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	0.650%	12/1/08 LOC	15,200	15,200
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	1.550%	12/8/08 LOC	12,200	12,200
	California State Econ. Recovery Bonds	5.250%	7/1/12	33,940	36,234
	California State Econ. Recovery Bonds	5.250%	7/1/13	67,165	72,197
	California State Econ. Recovery Bonds	5.250%	7/1/14	30,000	32,454
	California State Econ. Recovery Bonds	5.000%	7/1/15	4,935	5,236
	California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	28,000	29,084
	California State Econ. Recovery Bonds PUT	4.000%	3/1/10	37,180	37,956
	California State Econ. Recovery Bonds PUT	5.000%	3/1/10	55,000	56,840
	California State Econ. Recovery Bonds PUT	5.000%	7/1/10	55,000	57,184
	California State Econ. Recovery Bonds PUT	5.000%	7/1/11	20,000	20,842
	California State Econ. Recovery Bonds VRDO	0.500%	12/1/08	4,600	4,600
	California State Univ. Rev. Systemwide	5.375%	11/1/14 (1)	5,390	5,753
	California State Univ. Rev. Systemwide	5.000%	11/1/22 (2)	18,590	18,640
	California State Univ. Rev. Systemwide	5.000%	11/1/24	11,190	10,855
	California State Univ. Rev. Systemwide	5.000%	11/1/25	11,820	11,350
	California State Univ. Rev. Systemwide	5.000%	11/1/26	12,530	11,931
	California State Univ. Rev. Systemwide	5.000%	11/1/27	5,000	4,719
	California Statewide Communities Dev. Auth. PCR
	(Southern California Edison) PUT	4.250%	11/1/16 (3)	15,000	13,267

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Dev. Auth. PCR
(Southern California Edison) PUT	4.250%	11/1/16 (3)	25,000	22,112
California Statewide Community Dev. Auth. Rev.	4.500%	7/1/18 (4)	15,875	15,536
California Statewide Community Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/25	14,975	11,846
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09 (ETM)	120	123
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/09 (ETM)	395	405
California Statewide Community Dev. Auth. Rev.
(Children’s Hosp. of Los Angeles) COP	6.000%	6/1/11 (1)	2,365	2,461
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/11	2,025	1,971
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/12	1,500	1,429
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/13	1,250	1,171
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/22	5,155	3,697
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/24	5,000	3,603
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/25	2,295	1,628
California Statewide Community Dev. Auth. Rev.
(Irvine Univ. of California East LLC)	5.500%	5/15/26	5,000	4,023
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT	3.450%	5/1/11	8,750	8,728
California Statewide Community Dev. Auth. Rev.
(Lodi Memorial Hospital)	5.000%	12/1/22	8,000	7,069
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.125%	6/1/13 (2)	1,530	1,531
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.250%	6/1/14 (2)	1,610	1,611
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/13	6,920	7,228
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/14	5,335	5,541
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/15	7,780	8,025
California Statewide Community Dev. Auth. Rev.
(Sherman Oaks Foundation)	5.500%	8/1/15 (2)	4,685	4,745
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.500%	8/1/10 (2)	3,095	3,295
Clovis CA USD GO	0.000%	8/1/12 (1)	4,715	4,099
Clovis CA USD GO	0.000%	8/1/18 (1)	3,645	2,213
Clovis CA USD GO	0.000%	8/1/25 (1)	11,630	4,229
Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,460	1,650
Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,645	1,859
Compton CA USD GO	5.250%	9/1/13 (1)(Prere.)	1,295	1,464
Contra Costa County CA
Public Financing Lease Rev.	5.000%	6/1/22 (1)	15,300	15,006
Culver City CA Redev. Financing Auth.	5.375%	11/1/16 (4)	3,260	3,406
Desert Sands CA USD	5.000%	6/1/24 (2)	3,870	3,740

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Eastern California Muni. Water. Dist.
Water & Sewer COP	5.000%	7/1/26	5,245	4,957
Eastern California Muni. Water. Dist.
Water & Sewer COP	5.000%	7/1/27	6,220	5,826
Eastern California Muni. Water. Dist.
Water & Sewer COP	5.000%	7/1/28	2,000	1,858
Fontana CA Public Finance Auth.
Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/21 (2)	2,145	1,929
Fontana CA Public Finance Auth.
Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/23 (2)	2,875	2,525
Fontana CA Public Finance Auth.
Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/24 (2)	3,475	3,017
Fontana CA Public Finance Auth.
Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/26 (2)	4,480	3,805
Foothill-De Anza CA Community College Dist. GO	6.000%	8/1/11	1,330	1,415
Foothill-De Anza CA Community College Dist. GO	5.000%	8/1/27 (2)	14,820	14,245
Foothill-De Anza CA Community College Dist. GO	5.000%	8/1/27 (2)	9,000	8,651
Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.250%	1/15/13 (1)	5,000	5,015
Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.375%	1/15/15 (1)	5,000	4,965
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/1/27 (ETM)	10,000	3,760
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/1/28 (ETM)	7,655	2,697
Fresno CA Sewer Rev.	5.000%	9/1/23 (12)	1,000	969
Fresno CA Sewer Rev.	5.000%	9/1/24 (12)	2,255	2,167
Glendale CA School Dist. GO	5.750%	9/1/17 (1)	3,790	3,861
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (2)(Prere.)	1,930	2,077
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (3)(Prere.)	5,000	5,486
Golden State Tobacco Securitization Corp.
California	7.800%	6/1/13 (Prere.)	25,170	29,969
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33	17,500	10,563
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	98,990	106,325
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37	30,000	11,873
Grossmont-Cuyamaca CA
Community College Dist. Capital Appreciation	0.000%	8/1/25 (12)	14,010	5,351
Grossmont-Cuyamaca CA
Community College Dist. Capital Appreciation	0.000%	8/1/28 (12)	21,875	6,681
Imperial Irrigation Dist. of California
(Electric System) COP	5.200%	11/1/09 (1)	3,540	3,618
Inland Empire Tobacco Securitization Auth. Rev.	4.625%	6/1/21	10,190	9,173
Intermodal Container Transfer Fac.
Joint Power Auth. California Rev.	5.000%	11/1/10 (2)	1,470	1,524
Intermodal Container Transfer Fac.
Joint Power Auth. California Rev.	5.000%	11/1/11 (2)	1,665	1,737
Intermodal Container Transfer Fac.
Joint Power Auth. California Rev.	5.125%	11/1/12 (2)	2,540	2,667

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Intermodal Container Transfer Fac.
Joint Power Auth. California Rev.	5.125%	11/1/13 (2)	1,870	1,966
Irvine CA Assessment Dist. Improvement Bonds
VRDO	1.250%	12/1/08 (4)	3,920	3,920
Irvine CA Public Fac. &
Infrastructure Auth. Assessment Rev.	4.600%	9/2/15 (2)	2,925	2,740
Irvine CA Public Fac. &
Infrastructure Auth. Assessment Rev.	4.700%	9/2/16 (2)	3,045	2,806
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/25 (2)	8,645	7,379
Kings River Conservation Dist. California COP	5.000%	5/1/12	2,715	2,632
Kings River Conservation Dist. California COP	5.000%	5/1/13	2,315	2,215
Kings River Conservation Dist. California COP	5.000%	5/1/14	3,500	3,279
Kings River Conservation Dist. California COP	5.000%	5/1/15 (ETM)	2,590	2,913
Kings River Conservation Dist. California COP	5.000%	5/1/15	1,755	1,609
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/18	8,665	7,154
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/09 (2)	3,735	3,846
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/10 (2)	3,860	4,028
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/17 (2)	3,670	3,981
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,610
Long Beach CA Finance Auth. Lease Rev.
(Rainbow Harbor)	5.250%	5/1/09 (2)(Prere.)	2,035	2,093
Long Beach CA Finance Auth. Rev.	2.850%	11/15/25	16,845	7,917
Long Beach CA Finance Auth. Rev.	2.870%	11/15/26	22,025	10,242
Los Angeles CA Community College Dist. GO	5.000%	8/1/21 (4)	15,000	15,081
Los Angeles CA Community College Dist. GO	5.000%	8/1/24	6,500	6,355
Los Angeles CA Community College Dist. GO	5.000%	8/1/25	5,000	4,840
Los Angeles CA Community College Dist. GO	5.000%	8/1/26	6,630	6,366
Los Angeles CA Community College Dist. GO	5.000%	8/1/27	6,000	5,713
Los Angeles CA Community College Dist. GO	5.000%	8/1/28	7,115	6,723
Los Angeles CA Convention &
Exhibit Center Auth. Lease Rev.	6.000%	8/15/10 (1)	10,975	11,629
Los Angeles CA Convention &
Exhibit Center Auth. Lease Rev.	6.125%	8/15/11 (1)	1,300	1,412
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,495
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,620
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,778
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	1,983
Los Angeles CA Dept. of Airports
International Airport Rev.	5.000%	5/15/11 (1)	13,255	13,694
Los Angeles CA Dept. of Airports
International Airport Rev.	5.000%	5/15/13 (1)	10,500	10,867
Los Angeles CA Dept. of Airports
International Airport Rev.	5.000%	5/15/24	4,000	3,770
Los Angeles CA Dept. of Airports
International Airport Rev.	5.250%	5/15/25	3,000	2,888
Los Angeles CA Dept. of Water & Power Rev.	5.125%	10/15/13 (1)(ETM)	3,500	3,543
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/15 (1)	4,600	4,826
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/19 (4)	12,000	12,323
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23 (4)	20,605	20,155
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24	11,475	11,328
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/27	5,000	4,722
Los Angeles CA GO	5.250%	9/1/12 (3)	2,000	2,157

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Los Angeles CA Muni. Improvement Corp.
	Lease Rev.	5.000%	9/1/12 (1)	7,480	7,962
	Los Angeles CA Muni. Improvement Corp.
	Lease Rev.	5.000%	8/1/25 (1)	7,725	7,306
	Los Angeles CA Muni. Improvement Corp.
	Lease Rev.	5.000%	8/1/28 (1)	8,980	8,281
	Los Angeles CA Muni. Improvement Corp.
	Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/21 (1)	10,830	10,694
	Los Angeles CA Muni. Improvement Corp.
	Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/22 (1)	6,500	6,329
	Los Angeles CA Muni. Improvement Corp.
	Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/23 (1)	14,700	14,195
	Los Angeles CA Muni. Improvement Corp.
	Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/24 (1)	15,435	14,756
	Los Angeles CA USD GO	5.000%	7/1/10	10,840	11,300
	Los Angeles CA USD GO	5.000%	7/1/11	13,325	14,101
	Los Angeles CA USD GO	5.500%	7/1/11 (1)	16,525	17,645
	Los Angeles CA USD GO	4.500%	7/1/12 (4)	5,515	5,833
	Los Angeles CA USD GO	4.500%	7/1/12 (4)	11,990	12,682
	Los Angeles CA USD GO	5.500%	7/1/12 (1)	5,240	5,681
	Los Angeles CA USD GO	6.000%	7/1/12 (3)	1,470	1,613
	Los Angeles CA USD GO	5.000%	7/1/13 (4)	4,650	5,036
	Los Angeles CA USD GO	6.000%	7/1/13 (3)	3,745	4,164
	Los Angeles CA USD GO	5.000%	7/1/14 (4)	5,000	5,452
	Los Angeles CA USD GO	6.000%	7/1/14 (3)	1,440	1,621
	Los Angeles CA USD GO	5.000%	7/1/16 (3)	2,000	2,139
2	Los Angeles CA USD GO	5.000%	7/1/16 (4)	3,000	3,179
	Los Angeles CA USD GO	5.000%	7/1/17 (4)	5,000	5,254
	Los Angeles CA USD GO	5.500%	7/1/17 (3)	10,000	10,944
	Los Angeles CA USD GO	5.000%	7/1/18 (3)	5,000	5,219
	Los Angeles CA USD GO	5.000%	7/1/18 (2)	5,000	5,273
	Los Angeles CA USD GO	5.000%	7/1/18 (2)	4,000	4,178
	Los Angeles CA USD GO	5.000%	7/1/19 (3)	5,000	5,141
	Los Angeles CA USD GO	5.000%	7/1/19 (3)	5,000	5,110
	Los Angeles CA USD GO	5.000%	7/1/20 (2)	14,135	14,308
	Los Angeles CA USD GO	5.000%	7/1/21 (2)	15,940	15,969
	Los Angeles CA USD GO	5.000%	7/1/22 (2)	16,760	16,613
	Los Angeles CA USD GO	4.500%	7/1/23 (4)	30,825	28,532
	Los Angeles CA USD GO	5.000%	7/1/23 (2)	6,000	5,911
	Los Angeles CA USD GO	5.000%	7/1/23 (4)	12,975	12,901
	Los Angeles CA USD GO	5.000%	7/1/24 (4)	6,745	6,658
	Los Angeles CA USD GO	5.000%	7/1/24 (4)	17,210	16,989
	Los Angeles CA USD GO	5.000%	7/1/25 (2)	10,235	9,833
	Los Angeles CA USD GO	4.500%	7/1/26 (2)	10,000	8,768
	Los Angeles CA USD GO	4.500%	1/1/28 (1)	8,500	7,269
	Los Angeles CA USD GO	5.000%	7/1/28 (2)	7,845	7,351
	Los Angeles CA Wastewater System Rev.	5.000%	6/1/26 (1)	17,280	16,391
3	Los Angeles CA Wastewater System Rev.
	TOB VRDO	1.370%	12/8/08 (4)	15,800	15,800
	Los Angeles County CA
	Capital Asset Leasing Corp. Rev.	6.000%	12/1/11 (2)	2,360	2,514
	Los Angeles County CA
	Capital Asset Leasing Corp. Rev.	6.000%	12/1/13 (2)	2,760	2,979

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA
Metro. Transp. Auth. Sales Tax Rev.	6.000%	7/1/11 (2)	2,745	2,972
Los Angeles County CA
Metro. Transp. Auth. Sales Tax Rev.	5.000%	7/1/17 (4)	10,000	10,508
Los Angeles County CA
Public Works Financing Auth. Rev.	5.000%	12/1/14 (1)	24,180	24,491
Los Angeles County CA
Public Works Financing Auth. Rev.	5.000%	12/1/15 (1)	8,540	8,585
Los Angeles County CA
Public Works Financing Auth. Rev.	5.250%	10/1/17 (4)	5,880	6,445
Los Angeles County CA
Public Works Financing Auth. Rev.	5.000%	12/1/19 (1)	4,860	4,551
Los Angeles County CA
Public Works Financing Auth. Rev.	5.000%	12/1/20 (1)	6,155	5,643
Los Angeles County CA
Public Works Financing Auth. Rev.	5.000%	12/1/21 (1)	6,460	5,821
Los Angeles County CA
Public Works Financing Auth. Rev.	5.000%	12/1/22 (1)	6,790	6,046
Los Angeles County CA
Public Works Financing Auth. Rev.	5.000%	12/1/23 (1)	2,175	1,918
Los Angeles County CA
Public Works Financing Auth. Rev.	5.000%	12/1/24 (1)	3,095	2,699
Los Angeles County CA Schools COP	0.000%	8/1/11 (2)(ETM)	1,945	1,767
Los Angeles County CA Schools COP	0.000%	8/1/13 (2)(ETM)	2,010	1,647
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/24	7,290	7,315
Modesto CA Irrigation Dist. COP	5.000%	7/1/17 (1)	3,165	3,090
Modesto CA Irrigation Dist. COP	5.000%	10/1/21 (2)	2,030	1,832
Modesto CA Irrigation Dist. COP	5.000%	10/1/22 (2)	2,515	2,241
Modesto CA Irrigation Dist. COP	5.000%	10/1/23 (2)	2,645	2,335
Modesto CA Irrigation Dist. COP	5.000%	7/1/27	3,855	3,544
Modesto CA Irrigation Dist. Finance Auth. Rev.	5.125%	9/1/15 (2)	4,365	4,416
MSR California Public Power Agency Rev.
(San Juan Project)	5.000%	7/1/13 (1)	1,500	1,518
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (1)(ETM)	2,200	2,595
Mt. Diablo CA USD GO	5.000%	8/1/15 (4)	2,110	2,201
Natomas CA USD COP PUT	5.000%	2/1/10 (2)	6,895	6,931
New Haven CA USD GO	12.000%	8/1/12 (4)	3,440	4,505
New Haven CA USD GO	12.000%	8/1/15 (4)	2,905	4,329
Newark CA USD GO	0.000%	8/1/10 (4)	1,000	951
Northern California Gas Auth. No. 1 Rev.	3.051%	7/1/13	19,770	15,421
Northern California Gas Auth. No. 1 Rev.	3.201%	7/1/17	23,385	12,394
Northern California Power Agency Rev.	5.250%	8/1/15 (2)	2,000	2,027
Oakland CA COP	5.000%	4/1/11 (2)	1,855	1,857
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/23 (12)	5,000	4,418
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/24 (12)	3,695	3,227
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/25 (12)	5,405	4,656
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/26 (12)	4,190	3,574

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/12 (2)	3,000	3,135
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/13 (2)	1,500	1,565
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/13 (1)	3,990	4,129
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/15 (1)	3,790	3,870
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/16 (1)	6,210	6,285
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/20 (2)	14,070	12,856
Oakland CA USD GO	5.000%	8/1/19 (4)	13,425	13,765
Orange County CA Airport Rev.	5.000%	7/1/11 (4)	3,165	3,336
Orange County CA Airport Rev.	5.000%	7/1/17 (4)	1,725	1,813
Orange County CA Airport Rev.	5.000%	7/1/18 (4)	1,500	1,538
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/14 (1)	1,415	1,438
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/15 (1)	1,485	1,501
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/16 (1)	1,570	1,582
Orange County CA Local Transp. Auth.
Sales Tax Rev.	5.700%	2/15/11 (2)	15,445	16,425
Orange County CA Recovery COP	6.000%	6/1/10 (1)(ETM)	3,800	4,052
Orange County CA Sanitation Dist. COP	5.000%	2/1/18 (4)	7,470	7,839
Palomar Pomerado Health System California Rev.	5.375%	11/1/10 (1)	2,670	2,711
Palomar Pomerado Health System California Rev.	5.375%	11/1/12 (1)	7,080	7,144
Pasadena CA Electric Rev.	5.000%	6/1/17 (1)	2,320	2,397
Pasadena CA Electric Rev.	5.000%	6/1/18 (1)	2,535	2,567
Pomona CA Single Family Mortgage Rev.	7.600%	5/1/23 (ETM)	11,780	14,638
Port of Oakland CA Rev.	5.000%	11/1/11 (1)	5,160	5,410
Port of Oakland CA Rev.	5.000%	11/1/12 (1)	2,650	2,788
Port of Oakland CA Rev.	5.000%	11/1/19 (1)	7,750	7,596
Port of Oakland CA Rev.	5.000%	11/1/19 (1)	8,000	7,842
Port of Oakland CA Rev.	5.000%	11/1/20 (1)	6,400	6,148
Port of Oakland CA Rev.	5.000%	11/1/26 (1)	10,000	8,981
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/16 (10)	5,480	6,000
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/17 (10)	5,855	6,372
Rancho Cucamonga CA
Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/10 (2)	3,820	3,911
Rancho Cucamonga CA
Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/15 (2)	2,835	2,845
Rancho Cucamonga CA
Redev. Agency Tax Allocation (Rancho Redev.)	5.000%	9/1/16 (2)	5,100	5,046
Rancho Mirage CA Joint Powers
Financing Auth. Rev.
(Eisenhower Medical Center)	5.000%	7/1/27	12,000	9,567
Riverside CA Electric Rev.	5.375%	10/1/13 (2)	3,595	3,639
Riverside CA Electric Rev.	5.000%	10/1/23 (4)	2,160	2,092
Riverside CA Electric Rev.	5.000%	10/1/24 (4)	1,000	961
Riverside CA Electric Rev.	5.000%	10/1/25 (4)	2,000	1,901
Riverside CA Electric Rev.	5.000%	10/1/26 (4)	2,500	2,356
Riverside CA Electric Rev.	5.000%	10/1/27 (4)	3,570	3,334
Riverside County CA Transp. Commission
Sales Tax Rev. PUT	5.000%	12/1/09	15,000	15,445
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/18	2,280	1,845
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/19	10,000	7,894
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/11 (1)	4,730	4,787
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/14 (1)	5,500	5,566

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/15 (1)	5,755	5,824
	Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/17 (1)	4,760	4,816
2	Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/12 (4)(Prere.)	4,395	4,925
	Sacramento CA Financing Auth. Lease Rev.	5.000%	11/1/14 (1)	4,170	4,324
	Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/14 (4)	1,630	1,750
	Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/19 (1)	12,860	12,867
	Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/20 (1)	13,670	13,427
	Sacramento CA Muni. Util. Dist. Rev.	6.250%	8/15/10 (1)	19,475	20,127
	Sacramento CA Muni. Util. Dist. Rev.	5.000%	11/15/12 (1)	2,185	2,296
	Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/13 (4)	1,000	1,048
	Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/14 (4)	2,500	2,608
	Sacramento CA Muni. Util. Dist. Rev.	5.000%	8/15/16 (4)	10,000	10,637
	Sacramento CA Muni. Util. Dist. Rev.	5.000%	7/1/17 (1)	4,000	4,019
	Sacramento CA Muni. Util. Dist. Rev.	5.250%	7/1/24 (2)	10,000	9,822
3	Sacramento CA Muni. Util. Dist. Rev. TOB VRDO	1.110%	12/8/08 (13)	15,925	15,925
	Sacramento County CA Airport Rev.	5.000%	7/1/23 (4)	2,000	1,938
	Sacramento County CA Airport Rev.	5.000%	7/1/24 (4)	2,500	2,403
	Sacramento County CA Airport Rev.	5.000%	7/1/24 (4)	1,785	1,716
	Sacramento County CA Public Fac.
	Finance Corp. COP (Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	2,425	2,520
	Sacramento County CA Sanitation Dist.
	Financing Auth.	6.000%	12/1/13	2,500	2,670
	Sacramento County CA Sanitation Dist.
	Financing Auth.	6.000%	12/1/15	2,500	2,659
	Sacramento County CA Sanitation Dist.
	Financing Auth.	5.000%	12/1/17 (1)	1,000	1,053
	Sacramento County CA Sanitation Dist.
	Financing Auth.	5.000%	12/1/19 (1)	8,000	8,174
	Sacramento County CA Sanitation Dist.
	Financing Auth.	5.000%	12/1/20 (1)	2,055	2,067
	Sacramento County CA Sanitation Dist.
	Financing Auth.	5.000%	12/1/21 (1)	6,000	5,962
	Sacramento County CA Sanitation Dist.
	Financing Auth.	5.000%	12/1/22 (1)	5,495	5,398
	Sacramento County CA Sanitation Dist.
	Financing Auth.	5.000%	12/1/23 (1)	7,030	6,814
	Sacramento County CA Sanitation Dist.
	Financing Auth.	5.000%	12/1/25 (1)	5,000	4,758
	Sacramento County CA Water
	Financing Auth. Rev. Agency Zones	5.000%	6/1/13 (2)(Prere.)	1,235	1,370
	San Bernardino CA Community College Dist.	5.000%	8/1/27 (4)	11,580	11,131
	San Bernardino County CA Justice Center
	and Airport COP	5.000%	7/1/14 (1)	5,585	5,543
	San Bernardino County CA Medical Center COP	5.500%	8/1/17 (1)	5,250	5,225
	San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	5,000	5,316
	San Bernardino County CA Medical Center COP	5.500%	8/1/22 (1)	8,940	8,305
	San Diego CA Community College Dist. GO	5.000%	8/1/23 (4)	5,000	4,971
	San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/12 (2)	3,000	3,036
	San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/14 (2)	5,680	5,749
	San Diego CA USD GO	0.000%	7/1/09 (1)	6,270	6,194
	San Diego CA USD GO	0.000%	7/1/14 (1)	3,400	2,686
	San Diego CA USD GO	5.500%	7/1/17 (1)	2,895	3,164
	San Diego CA USD GO	0.000%	7/1/18 (1)	9,500	5,850

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego CA USD GO	5.500%	7/1/20 (1)	11,390	11,932
San Diego CA USD GO	5.500%	7/1/20 (4)	9,490	10,193
San Diego CA USD GO	5.500%	7/1/21 (4)	11,470	12,244
San Diego CA USD GO	5.500%	7/1/22 (4)	12,790	13,557
San Diego CA USD GO	5.500%	7/1/23 (4)	9,210	9,678
San Diego CA USD GO	5.500%	7/1/26 (4)	23,990	24,259
San Diego CA Water Auth. Rev. COP	5.250%	5/1/15 (1)	6,215	6,728
San Diego CA Water Auth. Rev. COP	5.250%	5/1/16 (1)	7,880	8,498
San Diego CA Water Auth. Rev. COP	5.250%	5/1/21 (1)	6,725	6,809
San Diego CA Water Auth. Rev. COP	5.250%	5/1/22 (1)	7,075	7,111
San Diego CA Water Auth. Rev. COP	5.000%	5/1/24 (4)	6,000	5,769
San Diego CA Water Auth. Rev. COP	5.000%	5/1/25 (4)	7,595	7,227
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	1,850
San Diego County CA COP	5.000%	2/1/24 (2)	1,500	1,356
San Diego County CA COP	5.000%	2/1/26 (2)	1,000	884
San Francisco CA City & County COP
(San Bruno Jail)	5.250%	10/1/14 (2)	2,860	2,923
San Francisco CA City & County COP
(San Bruno Jail)	5.125%	10/1/17 (2)	1,000	1,022
San Francisco CA City & County GO
(Laguna Honda Hosp.)	5.000%	6/15/16 (2)	8,000	8,408
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/12 (1)(Prere.)	4,015	4,430
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/13 (1)	2,430	2,516
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/14 (1)	3,185	3,279
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/26	25,000	23,270
San Francisco CA City & County
International Airport Rev.	5.000%	5/1/27 (1)	13,075	11,301
San Francisco CA City & County
Redev. Agency Lease Rev. (Moscone Center)	5.000%	7/1/16 (4)	3,270	3,419
San Francisco CA City & County Water Rev.	5.000%	11/1/17 (1)	4,865	5,029
San Joaquin County CA
Delta Community College Dist. Election GO	0.000%	8/1/26 (4)	15,500	4,972
San Joaquin County CA
Delta Community College Dist. Election GO	0.000%	8/1/27 (4)	15,500	4,599
San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11	10,000	10,356
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/11 (1)	7,140	6,610
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/14 (1)	5,500	4,333
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/23 (ETM)	16,000	7,804
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/25 (ETM)	17,750	7,614
San Jose CA Airport Rev.	5.375%	3/1/13 (4)	4,945	5,311
San Jose CA Airport Rev.	5.375%	3/1/14 (4)	7,550	8,054
San Jose CA Airport Rev.	5.375%	3/1/15 (4)	7,950	8,425
San Jose CA Financing Auth. Lease Rev.	5.000%	9/1/13 (1)	9,570	9,940
San Jose CA Redev. Agency	5.250%	8/1/13 (1)	5,000	5,142
San Jose CA Redev. Agency	5.250%	8/1/14 (1)	5,000	5,119

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Jose CA Redev. Agency	5.000%	8/1/22 (2)	13,705	12,179
San Jose CA Redev. Agency	5.000%	8/1/23 (2)	15,000	13,188
San Jose CA Redev. Agency	5.000%	8/1/24 (1)	23,360	20,298
San Jose CA Redev. Agency	5.000%	8/1/25 (1)	24,980	21,448
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/11 (Prere.)	1,000	1,082
San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/11 (Prere.)	2,045	2,224
San Mateo CA Union High School Dist. GO	0.000%	9/1/10 (1)	1,200	1,139
San Mateo CA Union High School Dist. GO	0.000%	9/1/12 (1)	1,180	1,024
San Mateo CA Union High School Dist. GO	0.000%	9/1/13 (1)	1,715	1,418
San Mateo CA Union High School Dist. GO	0.000%	9/1/14 (1)	1,500	1,176
San Mateo County CA
Community College Dist. GO	5.375%	9/1/15 (1)	1,300	1,382
San Mateo County CA
Community College Dist. GO	0.000%	9/1/21 (1)	4,645	2,223
San Mateo County CA
Community College Dist. GO	0.000%	9/1/22 (1)	5,675	2,520
San Mateo County CA
Community College Dist. GO	0.000%	9/1/24 (1)	2,825	1,089
San Mateo County CA
Community College Dist. GO	0.000%	9/1/25 (1)	4,000	1,438
San Mateo County CA
Community College Dist. GO	5.000%	9/1/26	3,170	3,075
San Mateo County CA
Joint Powers Auth. Lease Rev.	4.625%	7/15/25	2,455	2,160
San Mateo County CA
Joint Powers Auth. Lease Rev.	5.250%	7/15/28	2,000	1,881
Santa Ana CA Community Redev. Agency
Tax Allocation (South Main Street)	5.000%	9/1/18 (1)	2,685	2,708
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/09 (1)	3,040	3,115
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/10 (1)	1,600	1,643
Santa Barbara County CA COP	5.250%	12/1/12 (2)	1,000	1,072
Santa Barbara County CA COP	5.250%	12/1/13 (2)	2,355	2,515
Santa Barbara County CA COP	5.250%	12/1/15 (2)	1,065	1,135
Santa Barbara County CA COP	5.250%	12/1/16 (2)	1,760	1,872
Santa Clara CA Electric Rev.	5.250%	7/1/17 (1)	1,475	1,548
Santa Clara CA Electric Rev.	5.250%	7/1/18 (1)	1,720	1,765
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/10 (2)	4,500	4,937
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/11 (2)	4,535	4,741
Santa Clara County CA Financing Auth. Lease Rev.	7.750%	11/15/11 (2)	1,000	1,134
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/12 (2)	4,785	4,995
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/17	11,540	12,232
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	11/15/18	10,000	10,462
Santa Clara County CA Financing Auth. Lease Rev.	5.000%	5/15/28	15,150	13,946
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/09 (2)	3,860	3,909
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/09 (1)	2,000	2,076
Santa Margarita/Dana Point CA Auth. Rev.	5.500%	8/1/10 (2)	2,245	2,272
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/10 (1)	4,630	4,985
Santa Rosa CA Waste Water Rev.	0.000%	9/1/28 (4)	11,095	3,239
Solano County CA COP	5.000%	11/1/17 (1)	4,110	4,304
Solano County CA COP	5.000%	11/1/18 (1)	3,810	3,924
Solano County CA COP	5.000%	11/1/19 (1)	3,995	4,044
Solano County CA COP	5.000%	11/1/20 (1)	4,195	4,164
Solano County CA COP	5.000%	11/1/21 (1)	4,405	4,313

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/09 (1)	5,000	5,156
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/10 (1)	3,300	3,490
South Orange County CA Public Finance Auth. Rev.	7.000%	9/1/11 (1)	3,490	3,758
South Orange County CA Public Finance Auth. Rev.	5.375%	8/15/12 (4)	5,605	5,771
South Orange County CA Public Finance Auth. Rev.	5.250%	8/15/13 (2)	2,290	2,317
South San Francisco CA
Redev. Agency Tax Allocation	5.000%	9/1/31 (1)	7,255	5,860
Southern California Public Power Auth.
(Natural Gas Project) Rev.	5.250%	11/1/23	5,250	3,694
Southern California Public Power Auth.
(Natural Gas Project) Rev.	5.250%	11/1/24	5,000	3,485
Southern California Public Power Auth.
(Natural Gas Project) Rev.	5.250%	11/1/25	5,000	3,449
Southern California Public Power Auth.
(Natural Gas Project) Rev.	5.250%	11/1/26	2,500	1,695
Southern California Public Power Auth. Rev.
(San Juan Unit)	5.500%	1/1/13 (4)	3,500	3,798
Southern California Public Power Auth. Rev. VRDO	0.500%	12/1/08	9,675	9,675
Tobacco Securitization Auth. Rev.
(Southern California Tobacco Settlement)	4.750%	6/1/25	10,245	7,815
Tulare County CA COP	5.000%	8/15/15 (1)	6,460	6,450
Univ. of California Regents	5.000%	5/15/19 (1)	5,075	5,181
Univ. of California Regents	5.000%	5/15/20 (1)	5,065	5,099
Univ. of California Regents	5.000%	5/15/25	19,385	18,444
Univ. of California Regents	5.000%	5/15/26	14,095	13,295
Univ. of California Rev.	3.000%	5/15/11	1,235	1,246
Univ. of California Rev.	3.000%	5/15/12	2,000	2,010
Univ. of California Rev.	5.000%	5/15/17 (4)	21,620	23,137
Univ. of California Rev.	5.000%	5/15/18 (4)	10,000	10,550
Univ. of California Rev.	5.000%	5/15/19 (4)	4,375	4,547
Univ. of California Rev.	5.000%	5/15/20 (4)	30,900	31,598
Univ. of California Rev.	5.000%	5/15/21 (4)	14,915	15,095
Univ. of California Rev.	5.000%	5/15/26 (1)	10,000	9,358
Univ. of California Rev. (Multiple Purpose Project)	5.125%	9/1/09 (3)(Prere.)	3,150	3,280
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/14 (4)	4,290	4,373
Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/15 (4)	4,515	4,562
Ventura County CA Community College Dist. GO	5.000%	8/1/16 (1)	3,100	3,279
Ventura County CA Community College Dist. GO	5.000%	8/1/17 (1)	2,300	2,417
Ventura County CA Community College Dist. GO	0.000%	8/1/28	15,000	4,318
Ventura County CA COP Public Finance Auth.	5.375%	8/15/13 (4)	4,320	4,409
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,695	1,887
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,455	1,620
Vista CA USD GO	5.375%	8/1/15 (4)	150	159
Vista CA USD GO	5.375%	8/1/16 (4)	190	201
Vista CA USD GO	5.375%	8/1/17 (4)	160	169
West Contra Costa CA USD	6.000%	8/1/26	5,000	4,909
Western Placer County CA USD PUT	3.625%	12/1/09 (4)	8,500	8,678
				4,304,952
Puerto Rico (3.8%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.250%	7/1/12 (1)(ETM)	1,000	1,135
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/10	7,500	7,609
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/11	12,500	12,590
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/11 (4)	6,050	6,337

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Electric Power Auth. Rev.	6.000%	7/1/12 (1)	8,235	8,476
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/24 (1)	10,765	9,212
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/25 (1)	10,000	8,332
Puerto Rico GO	6.500%	7/1/11 (1)	2,500	2,592
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/13 (1)	2,250	2,365
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/21 (3)	5,000	4,528
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/22 (3)	12,000	10,698
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (2)	12,670	11,203
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (3)	5,835	5,159
Puerto Rico Muni. Finance Agency	5.625%	8/1/10 (4)	17,775	18,248
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	13,560	13,887
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	7,750	7,937
Puerto Rico Muni. Finance Agency	5.000%	7/1/14 (11)	1,360	1,320
Puerto Rico Muni. Finance Agency	5.250%	7/1/16 (11)	1,400	1,337
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	16,310	16,655
Puerto Rico Muni. Finance Agency	5.250%	7/1/18 (11)	1,000	934
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	20,000	19,683
				170,237
Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/15	2,200	2,094
Total Tax-Exempt Municipal Bonds (Cost $4,740,610)				4,477,283
Other Assets and Liabilities (1.2%)
Other Assets				72,642
Liabilities				(19,915)
				52,727
Net Assets (100%)				4,530,010

California Intermediate-Term Tax-Exempt Fund

At November 30, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	4,851,755
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(53,903)
Unrealized Appreciation (Depreciation)
Investment Securities	(263,327)
Futures Contracts	(4,515)
Net Assets	4,530,010

Investor Shares—Net Assets
Applicable to 129,248,960 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,320,169
Net Asset Value Per Share—Investor Shares	$10.21

Admiral Shares—Net Assets
Applicable to 314,254,889 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,209,841
Net Asset Value Per Share—Admiral Shares	$10.21

•  See Note A in Notes to Financial Statements.

1  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2008.

2  Securities with a value of $5,748,000 have been segregated as initial margin for open futures contracts.

3  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities was $31,725,000, representing 0.7% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

A key to abbreviations and other references follows the Statement of Net Assets.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2008
($000)
Investment Income
Income
Interest	192,904
Total Income	192,904
Expenses
The Vanguard Group—Note B
Investment Advisory Services	444
Management and Administrative—Investor Shares	1,557
Management and Administrative—Admiral Shares	1,603
Marketing and Distribution—Investor Shares	355
Marketing and Distribution—Admiral Shares	800
Custodian Fees	33
Auditing Fees	24
Shareholders’ Reports—Investor Shares	25
Shareholders’ Reports—Admiral Shares	9
Trustees’ Fees and Expenses	5
Total Expenses	4,855
Expenses Paid Indirectly	(35)
Net Expenses	4,820
Net Investment Income	188,084
Realized Net Gain (Loss)
Investment Securities Sold	(17,732)
Futures Contracts	(9,414)
Realized Net Gain (Loss)	(27,146)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(298,756)
Futures Contracts	(4,534)
Change in Unrealized Appreciation (Depreciation)	(303,290)
Net Increase (Decrease) in Net Assets Resulting from Operations	(142,352)

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	188,084	158,083
Realized Net Gain (Loss)	(27,146)	(5,460)
Change in Unrealized Appreciation (Depreciation)	(303,290)	(48,558)
Net Increase (Decrease) in Net Assets Resulting from Operations	(142,352)	104,065
Distributions
Net Investment Income
Investor Shares	(53,517)	(46,280)
Admiral Shares	(134,567)	(111,803)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(188,084)	(158,083)
Capital Share Transactions
Investor Shares	170,729	191,652
Admiral Shares	330,503	765,002
Net Increase (Decrease) from Capital Share Transactions	501,232	956,654
Total Increase (Decrease)	170,796	902,636
Net Assets
Beginning of Period	4,359,214	3,456,578
End of Period	4,530,010	4,359,214

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.92	$11.09	$10.95	$11.15	$11.44
Investment Operations
Net Investment Income	.425	.435	.438	.434	.440
Net Realized and Unrealized Gain (Loss)
on Investments	(.710)	(.170)	.140	(.200)	(.171)
Total from Investment Operations	(.285)	.265	.578	.234	.269
Distributions
Dividends from Net Investment Income	(.425)	(.435)	(.438)	(.434)	(.440)
Distributions from Realized Capital Gains	—	—	—	—	(.119)
Total Distributions	(.425)	(.435)	(.438)	(.434)	(.559)
Net Asset Value, End of Period	$10.21	$10.92	$11.09	$10.95	$11.15

Total Return[1]	–2.71%	2.46%	5.40%	2.11%	2.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,320	$1,243	$1,068	$1,002	$1,500
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.16%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.96%	3.97%	4.00%	3.90%	3.91%
Portfolio Turnover Rate	25%	11%	7%	12%	14%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$10.92	$11.09	$10.95	$11.15	$11.44
Investment Operations
Net Investment Income	.432	.443	.446	.442	.446
Net Realized and Unrealized Gain (Loss)
on Investments	(.710)	(.170)	.140	(.200)	(.171)
Total from Investment Operations	(.278)	.273	.586	.242	.275
Distributions
Dividends from Net Investment Income	(.432)	(.443)	(.446)	(.442)	(.446)
Distributions from Realized Capital Gains	—	—	—	—	(.119)
Total Distributions	(.432)	(.443)	(.446)	(.442)	(.565)
Net Asset Value, End of Period	$10.21	$10.92	$11.09	$10.95	$11.15

Total Return	–2.64%	2.53%	5.48%	2.18%	2.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,210	$3,116	$2,388	$1,847	$1,082
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.03%	4.04%	4.07%	3.98%	3.97%
Portfolio Turnover Rate	25%	11%	7%	12%	14%

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Intermediate-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2008, the fund had contributed capital of $475,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.47% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2008, these arrangements reduced the fund’s management and administrative expenses by $9,000 and custodian fees by $26,000. The total expense reduction represented an effective annual rate of 0.00% of the fund’s average net assets.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at November 30, 2008, the fund had available realized losses of $55,741,000 to offset future net capital gains of $4,252,000 through November 30, 2012, $2,524,000 through November 30, 2013, $6,523,000 through November 30, 2014, $3,936,000 through November 30, 2015, and $38,506,000 through November 30, 2016.

The fund had realized losses totaling $2,678,000 through November 30, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At November 30, 2008, the cost of investment securities for tax purposes was $4,743,288,000. Net unrealized depreciation of investment securities for tax purposes was $266,005,000, consisting of unrealized gains of $21,039,000 on securities that had risen in value since their purchase and $287,044,000 in unrealized losses on securities that had fallen in value since their purchase.

California Intermediate-Term Tax-Exempt Fund

At November 30, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(995)	120,364	(2,733)
30-Year U.S. Treasury Bond	(430)	54,818	(1,782)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended November 30, 2008, the fund purchased $1,568,066,000 of investment securities and sold $1,129,681,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	663,727	61,829	543,786	49,757
Issued in Lieu of Cash Distributions	47,508	4,458	40,262	3,687
Redeemed	(540,506)	(50,849)	(392,396)	(35,962)
Net Increase (Decrease)—Investor Shares	170,729	15,438	191,652	17,482
Admiral Shares
Issued	1,324,185	123,051	1,201,929	109,983
Issued in Lieu of Cash Distributions	103,780	9,737	85,220	7,805
Redeemed	(1,097,462)	(103,830)	(522,147)	(47,890)
Net Increase (Decrease)—Admiral Shares	330,503	28,958	765,002	69,898

California Intermediate-Term Tax-Exempt Fund

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of November 30, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	—	(4,515)
Level 2—Other significant observable inputs	4,477,283	—
Level 3—Significant unobservable inputs	—	—
Total	4,477,283	(4,515)

California Long-Term Tax-Exempt Fund

Fund Profile

As of November 30, 2008

Financial Attributes
	Comparative		Broad
	Fund	Index[1]	Index[2]
Number of Issues	395	7,629	44,181
Yield[3]		4.8%	4.7%
Investor Shares	4.7%
Admiral Shares	4.8%
Yield to Maturity	5.1%[4]	4.8%	4.7%
Average Coupon	4.4%	5.0%	5.0%
Average Effective
Maturity	13.6 years	9.9 years	12.8 years
Average Quality	AA–	AA	AA
Average Duration	7.4 years	7.6 years	8.1 years
Expense Ratio
(11/30/2007)[5]		—	—
Investor Shares	0.15%
Admiral Shares	0.08%
Short-Term Reserves	4.2%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	6.3%
1–5 Years	24.5
5–10 Years	13.9
10–20 Years	23.1
20–30 Years	26.3
Over 30 Years	5.9

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.85	0.96
Beta	1.09	1.08

Distribution by Credit Quality (% of portfolio)

AAA	14.5%
AA	52.7
A	27.2
BBB	5.3
Other	0.3

Investment Focus

eut

1  Barclays Capital 10 Year Municipal Bond Index.

2  Barclays Capital Municipal Bond Index.

3  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4  Before expenses.

5  The expense ratios shown are from the prospectus dated July 29, 2008. For the fiscal year ended November 30, 2008, the expense ratios were 0.15% for Investor Shares and 0.08% for Admiral Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1998–November 30, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
California Long-Term Tax-Exempt Fund
Investor Shares[1]	–6.95%	1.58%	3.62%	$14,264
Barclays Capital Municipal Bond Index	–3.61	2.58	4.13	14,991
Barclays Capital 10 Year Municipal Bond Index	–0.42	3.24	4.49	15,510
Average California Municipal Debt Fund[2]	–10.53	0.56	2.52	12,821

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
California Long-Term Tax-Exempt Fund
Admiral Shares	–6.88%	1.65%	2.59%	$119,735
Barclays Capital Municipal Bond Index	–3.61	2.58	3.33	125,992
Barclays Capital 10 Year Municipal Bond Index	–0.42	3.24	3.88	130,773

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.; based on the Average California Insured Municipal Debt Fund through March 31, 2002, and the Average California Municipal Debt Fund thereafter.

3  Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception: November 12, 2001.

California Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 1998–November 30, 2008

				Barclays
	Investor Shares			Capital[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–7.0%	4.8%	–2.2%	–0.4%
2000	5.5	5.6	11.1	7.7
2001	2.6	5.1	7.7	8.2
2002	0.5	4.9	5.4	6.7
2003	2.2	4.8	7.0	6.9
2004	–1.3	4.6	3.3	4.0
2005	–0.3	4.5	4.2	3.0
2006	2.0	4.7	6.7	6.2
2007	–3.4	4.6	1.2	3.5
2008	–11.1	4.2	–6.9	–0.4

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[2]	4/7/1986	–3.59%	2.32%	–0.85%	4.77%	3.92%
Admiral Shares	11/12/2001	–3.52	2.39	–1.56[3]	4.65[3]	3.09[3]

1  Barclays Capital 10 Year Municipal Bond Index.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

California Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.9%)
California (96.7%)
ABAG Finance Auth. for Non-Profit Corp. California
(Children’s Hosp. Medical Center) COP	6.000%	12/1/09 (2)(Prere.)	3,000	3,170
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)	5.250%	10/1/26	1,000	895
ABAG Finance Auth. for Non-Profit Corp. California
(School of the Mechanical Arts)	5.300%	10/1/32	3,180	2,714
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/17 (1)	5,000	5,159
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/18 (1)	2,000	2,028
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	30,375	7,375
Alameda County CA USD	0.000%	8/1/24 (4)	3,510	1,371
Alameda County CA USD	0.000%	8/1/29 (4)	5,000	1,363
Anaheim CA Public Finance Auth.
Distribution System Rev.	5.000%	10/1/21 (1)	3,390	3,380
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/20	7,820	7,990
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/28 (1)	2,250	695
California County CA
Tobacco Securitization Agency	0.000%	6/1/28	7,500	4,141
California County CA
Tobacco Securitization Agency	0.000%	6/1/36	7,500	3,842
California Educ. Fac. Auth. Rev.
(Claremont Graduate Univ.)	5.000%	3/1/42	8,330	6,636
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	6.875%	6/1/19	1,615	1,541
California Educ. Fac. Auth. Rev.
(College of Arts & Crafts)	5.750%	6/1/25	2,000	1,588
California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/34	3,155	640
California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/35	3,155	600
California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/36	3,155	564
California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/37	3,155	531
California Educ. Fac. Auth. Rev. (Pomona College)	0.000%	7/1/39	2,805	418
California Educ. Fac. Auth. Rev.
(Univ. of The Pacific)	5.000%	11/1/25	2,000	1,791
California Educ. Fac. Auth. Rev.
(Univ. of The Pacific)	5.000%	11/1/30	3,500	2,956

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Educ. Fac. Auth. Rev.
(Univ. of The Pacific)	5.000%	11/1/36	8,985	7,278
California GO	6.250%	9/1/12 (3)	9,000	9,598
California GO	5.000%	11/1/13	11,700	12,298
California GO	7.000%	11/1/13 (3)	65	66
California GO	5.250%	10/1/14 (3)	1,955	1,974
California GO	5.000%	11/1/14	32,840	34,478
California GO	6.000%	8/1/19 (3)	210	210
California GO	5.000%	11/1/22	1,000	948
California GO	5.000%	9/1/25	16,950	15,610
California GO	5.125%	2/1/26	15,325	14,177
California GO	5.000%	6/1/26 (1)	40,000	36,306
California GO	5.000%	9/1/28	15,350	13,651
California GO	5.000%	6/1/32	35,000	30,108
California GO	5.000%	6/1/34	40,000	33,993
California GO	5.000%	8/1/34	5,000	4,243
California GO	4.500%	12/1/34	15,825	11,698
California GO	5.000%	6/1/37	13,215	11,106
California GO	5.250%	3/1/38	41,580	36,525
California GO	5.250%	8/1/38	10,000	8,778
California GO (Kindergarten-Univ.) VRDO	0.600%	12/1/08 LOC	12,225	12,225
California GO (Kindergarten-Univ.) VRDO	0.800%	12/1/08 LOC	5,000	5,000
California GO (Kindergarten-Univ.) VRDO	0.800%	12/1/08 LOC	3,100	3,100
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/33	7,950	5,979
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/36	2,075	1,617
California Health Fac. Finance Auth. Rev.
(Casa Colina)	6.125%	4/1/32	10,000	8,489
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	4.750%	7/1/19 (1)	765	668
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	5,759
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/34	10,000	7,709
California Health Fac. Finance Auth. Rev.
(Providence Health & Services)	6.500%	10/1/33	2,000	2,013
California Health Fac. Finance Auth. Rev.
(Stanford Hospital) PUT	3.450%	6/15/11	5,000	5,037
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.250%	8/15/22	5,000	4,644
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.250%	11/15/46	42,500	34,011
California Housing Finance Agency
Home Mortgage	5.500%	8/1/38	5,000	4,521
California Housing Finance Agency
Home Mortgage Rev.	6.050%	8/1/27 (2) (7)	5,000	5,000
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/11	6,400	6,690
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12	6,030	6,357
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/13	8,000	8,461
California Infrastructure & Econ. Dev. Bank Rev.
(Bay Area Toll)	5.000%	1/1/28 (3)(Prere.)	7,500	7,592

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Infrastructure & Econ. Dev. Bank Rev.
	(California Science Center)	5.000%	5/1/31 (1)	7,635	6,395
	California Infrastructure & Econ. Dev. Bank Rev.
	(J. David Gladstone Institute)	5.500%	10/1/18	3,905	3,955
	California Infrastructure & Econ. Dev. Bank Rev.
	(J. David Gladstone Institute)	5.500%	10/1/20	1,500	1,487
	California Infrastructure & Econ. Dev. Bank Rev.
	(J. David Gladstone Institute)	5.250%	10/1/34	20,040	17,144
	California Infrastructure & Econ. Dev. Bank Rev.
	(Kaiser Hosp. Assn.)	5.500%	8/1/31	7,610	6,450
	California Infrastructure & Econ. Dev. Bank Rev.
	(Kaiser Hosp. Assn.)	5.550%	8/1/31	5,500	4,686
	California Infrastructure & Econ. Dev. Bank Rev.
	(Workers’ Compensation)	5.250%	10/1/13 (2)	30,000	32,541
	California Infrastructure & Econ. Dev. Bank Rev.
	(YMCA of Metro. LA)	5.250%	2/1/26 (2)	4,750	4,542
1	California Infrastructure & Econ. Dev. Bank Rev.
	TOB VRDO	0.500%	12/8/08 (2)(Prere.)	16,840	16,840
	California Public Works Board Lease Rev.
	(California Community College)	5.000%	3/1/27 (1)	6,220	5,522
	California Public Works Board Lease Rev.
	(Dept. of Corrections)	5.000%	1/1/15 (2)	4,000	4,042
	California Public Works Board Lease Rev.
	(Dept. of Corrections)	5.000%	1/1/17	6,000	6,078
	California Public Works Board Lease Rev.
	(Dept. of Corrections)	6.500%	9/1/17 (2)	30,000	34,013
	California Public Works Board Lease Rev.
	(Dept. of Corrections)	5.000%	12/1/17 (1)	13,835	13,445
	California Public Works Board Lease Rev.
	(Dept. of Corrections)	5.000%	12/1/19 (1)	15,230	14,260
	California Public Works Board Lease Rev.
	(Dept. of Forestry & Fire Services)	5.000%	11/1/32	13,850	11,520
	California Public Works Board Lease Rev.
	(Dept. of Health Services)	5.750%	11/1/09 (1)(Prere.)	7,885	8,308
	California Public Works Board Lease Rev.
	(Office of Emergency Services)	5.000%	3/1/27 (1)	8,950	7,526
	California Public Works Board Lease Rev.
	(Univ. of California)	5.250%	11/1/27 (1)	9,045	8,627
	California Public Works Board Lease Rev.
	(Univ. of California)	5.000%	5/1/30	17,000	15,324
	California State Dept. of Water Resources
	Power Supply Rev.	6.000%	5/1/13	43,000	46,373
	California State Dept. of Water Resources
	Power Supply Rev.	5.000%	5/1/22	30,000	29,150
	California State Dept. of Water Resources
	Power Supply Rev. VRDO	0.500%	12/1/08 LOC	20,200	20,200
	California State Econ. Recovery Bonds	5.000%	7/1/11 (1)	16,420	17,279
	California State Econ. Recovery Bonds	5.250%	7/1/13	7,750	8,331
	California State Econ. Recovery Bonds	5.000%	7/1/17 (3)	25,000	25,968
	California State Econ. Recovery Bonds PUT	5.000%	3/1/10	25,000	25,836
	California State Econ. Recovery Bonds PUT	5.000%	7/1/10	25,000	25,993
	California State Econ. Recovery Bonds PUT	5.000%	7/1/11	32,000	33,348
	California State Econ. Recovery Bonds VRDO	0.450%	12/1/08	12,840	12,840

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State Econ. Recovery Bonds VRDO	0.650%	12/1/08	5,700	5,700
California State Univ. Rev. Systemwide	5.250%	11/1/19 (4)	5,000	5,220
California State Univ. Rev. Systemwide	5.250%	11/1/20 (4)	4,745	4,901
California State Univ. Rev. Systemwide	5.000%	11/1/21 (2)	17,215	17,355
California State Univ. Rev. Systemwide	5.000%	11/1/39 (4)	17,000	14,756
California Statewide Community Dev. Auth. Rev.
(Adventist Health)	5.000%	3/1/35	14,500	10,454
California Statewide Community Dev. Auth. Rev.
(Childrens Hosp.) VRDO	0.700%	12/1/08 LOC	4,300	4,300
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/30	5,000	3,307
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.250%	7/1/35	5,250	3,324
California Statewide Community Dev. Auth. Rev.
(Daughters of Charity Health)	5.000%	7/1/39	5,000	2,931
California Statewide Community Dev. Auth. Rev.
(Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/18	5,875	5,644
California Statewide Community Dev. Auth. Rev.
(Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/37	2,465	1,860
California Statewide Community Dev. Auth. Rev.
(Irvine Univ. of California East LLC)	5.000%	5/15/38	18,000	11,861
California Statewide Community Dev. Auth. Rev.
(Irvine Univ. of California East LLC)	6.000%	5/15/40	7,000	5,490
California Statewide Community Dev. Auth. Rev.
(John Muir Health Services)	5.000%	8/15/32	10,880	8,514
California Statewide Community Dev. Auth. Rev.
(John Muir Health Services)	5.000%	8/15/34	15,140	11,683
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.500%	11/1/32	18,250	15,753
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente)	5.250%	3/1/45	26,000	20,283
California Statewide Community Dev. Auth. Rev.
(Los Angeles Orthopedic Hosp. Foundation)	5.750%	6/1/30 (2)	8,000	6,889
California Statewide Community Dev. Auth. Rev.
(Memorial Health Services)	6.000%	10/1/23	18,500	18,195
California Statewide Community Dev. Auth. Rev.
(Presbyterian Homes)	4.875%	11/15/36	7,230	4,732
California Statewide Community Dev. Auth. Rev.
(Sutter Health)	5.500%	8/15/34	10,885	9,460
Chabot-Las Positas CA Community College Dist.	5.000%	8/1/29 (2)	12,605	11,802
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	3,325	3,503
Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer)	5.750%	11/1/09 (1)(Prere.)	1,000	1,054
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.000%	8/1/16 (2)	5,500	5,517
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,570	7,501
Clovis CA USD GO	0.000%	8/1/09 (3)(ETM)	7,500	7,431
Clovis CA USD GO	0.000%	8/1/13 (1)	4,935	4,084
Clovis CA USD GO	0.000%	8/1/15 (1)	2,770	2,058
Clovis CA USD GO	0.000%	8/1/16 (1)	2,865	2,002
Clovis CA USD GO	0.000%	8/1/26 (1)	6,000	2,029
Clovis CA USD GO	0.000%	8/1/27 (1)	8,000	2,511

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clovis CA USD GO	0.000%	8/1/29 (1)	8,005	2,185
Culver City CA Wastewater Fac. Rev.	5.700%	9/1/29 (1)	5,000	4,987
Eastern California Muni. Water. Dist.
Water & Sewer Rev.	6.750%	7/1/12 (1)	8,500	9,095
Escondido CA Union High School Dist.	0.000%	11/1/20 (1)	4,000	1,926
Fontana CA Public Finance Auth.
Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/29 (2)	9,450	7,834
Fontana CA Public Finance Auth.
Subordinate Lien Tax Allocation Rev. Bonds	5.000%	10/1/32 (2)	12,825	10,298
Fontana CA USD	5.250%	8/1/27 (4)	6,700	6,652
Fontana CA USD	5.250%	8/1/31 (4)	6,250	5,978
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/17 (1)	3,000	1,963
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/22 (1)	3,850	1,736
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/23 (1)	3,590	1,506
Foothill-De Anza CA Community College Dist. GO	0.000%	8/1/25 (1)	2,390	872
Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.000%	1/15/16 (1)	8,400	8,142
Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.125%	1/15/19 (1)	5,200	4,808
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/26	10,000	8,486
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/28 (1)	15,000	13,921
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/1/29 (ETM)	7,460	2,459
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/33	10,000	1,299
Foothill/Eastern Corridor Agency
California Toll Road Rev.	0.000%	1/15/34	10,000	1,194
Foothill/Eastern Corridor Agency
California Toll Road Rev.	5.750%	1/15/40 (1)	12,000	9,541
Fresno CA Airport Rev.	5.500%	7/1/30 (4)	1,500	1,454
Fullerton Univ. California Rev.	5.700%	7/1/20 (1)	2,165	2,216
Galivan CA Joint Community College Dist.	5.500%	8/1/28 (2)	10,030	9,864
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (10)(Prere.)	4,000	4,389
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/30 (2)	20,000	15,924
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	44,325	47,609
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37	20,000	7,916
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	10,000	5,621
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	16,350	10,252
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,735	1,939
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	2,370	2,649
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (1)(Prere.)	1,550	1,732
Helix CA Water Dist. COP	5.000%	4/1/19 (4)	4,250	4,271
Hollister CA Joint Powers Financing Auth.
Wastewater Rev.	5.000%	6/1/32 (4)	6,000	5,360

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Hollister CA Joint Powers Financing Auth.
	Wastewater Rev.	5.000%	6/1/37 (4)	7,000	6,118
	Imperial Irrigation Dist. California Electric Rev.	5.125%	11/1/38	5,000	4,530
	Irvine CA Assessment Dist. Improvement Bonds
	VRDO	0.450%	12/1/08 LOC	4,300	4,300
	Irvine CA Assessment Dist. Improvement Bonds
	VRDO	1.250%	12/1/08 (4)	4,200	4,200
	Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/30 (2)	19,175	15,599
	Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/34 (2)	6,500	5,086
	Kern CA High School Dist. GO	6.400%	8/1/14 (1)(ETM)	1,490	1,788
	Kern CA High School Dist. GO	6.400%	8/1/15 (1)(ETM)	1,645	2,006
	Kern CA High School Dist. GO	6.400%	8/1/16 (1)(ETM)	1,815	2,215
	La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,570	1,748
	La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,775	1,976
	La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	2,000	2,226
	La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,890	2,104
	Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/20	6,155	4,799
	Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/21	2,500	1,890
	Long Beach CA Finance Auth. Lease Rev.
	(Aquarium of the South Pacific)	5.500%	11/1/13 (2)	3,680	3,873
	Long Beach CA Finance Auth. Lease Rev.
	(Aquarium of the South Pacific)	5.500%	11/1/18 (2)	4,675	4,761
	Long Beach CA Finance Auth. Lease Rev.
	(Temple & Willis Fac.)	5.500%	10/1/18 (1)	5,030	5,167
	Long Beach CA Finance Auth. Rev.	2.890%	2/17/09	21,130	9,508
	Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/26 (2)	7,570	6,884
	Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/31 (2)	4,015	3,512
	Long Beach CA Harbor Rev.	5.000%	5/15/17 (1)	3,655	3,774
	Los Angeles CA Community College Dist. GO	5.000%	8/1/32 (1)	4,840	4,385
	Los Angeles CA Community College Dist. GO	5.000%	8/1/33	20,000	18,181
	Los Angeles CA Dept. of Airports
	International Airport Rev.	5.250%	5/15/17 (1)	6,800	6,854
	Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/21 (4)	2,830	2,833
2	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25 (4)	20,000	19,214
	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/29 (2)	10,000	9,283
	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/30 (2)	16,000	14,711
	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/32 (2)	5,000	4,579
	Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/32	7,000	6,646
	Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/36 (1)	2,000	1,795
	Los Angeles CA USD GO	5.000%	7/1/13 (4)(Prere.)	10,000	11,161
	Los Angeles CA USD GO	5.250%	7/1/14 (1)	12,715	13,712
	Los Angeles CA USD GO	5.000%	7/1/24 (2)	9,745	9,457
	Los Angeles CA USD GO	5.000%	7/1/30 (3)	7,500	6,844
	Los Angeles CA USD GO	5.000%	7/1/30 (2)	3,325	3,057
	Los Angeles CA USD GO	5.000%	7/1/32 (4)	9,000	8,275
	Los Angeles CA Wastewater System Rev.	6.000%	6/1/21 (1)	4,000	4,374
1	Los Angeles CA Wastewater System Rev.
	TOB VRDO	1.370%	12/8/08 (4)	16,950	16,950
	Los Angeles County CA Metro. Transp. Auth.
	Sales Tax Rev.	5.000%	7/1/19 (4)	6,170	6,232
	Los Angeles County CA
	Public Works Financing Auth. Rev.	5.500%	10/1/18 (4)	2,515	2,720

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA
Public Works Financing Auth. Rev.	5.000%	12/1/23 (1)	4,000	3,528
Los Angeles County CA
Public Works Financing Auth. Rev.	5.000%	12/1/24 (1)	4,000	3,488
Los Angeles County CA
Public Works Financing Auth. Rev.	5.000%	12/1/25 (1)	2,165	1,862
Los Angeles County CA
Sanitation Dist. Financing Auth Rev.	4.500%	10/1/42 (2)	20,000	14,606
Los Angeles County CA Schools COP	0.000%	8/1/14 (2)(ETM)	1,000	774
Los Angeles County CA Schools COP	0.000%	8/1/20 (2)	2,095	1,066
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/25	3,410	3,398
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/28	4,235	4,126
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/29	5,500	5,301
Modesto CA High School Dist. GO	0.000%	8/1/15 (1)	5,000	3,659
Modesto CA High School Dist. GO	0.000%	8/1/17 (1)	3,000	1,928
Modesto CA High School Dist. GO	0.000%	8/1/18 (1)	3,225	1,919
Modesto CA Irrigation Dist. COP	5.000%	10/1/31 (2)	14,540	11,858
Modesto CA Irrigation Dist. COP	5.500%	7/1/35	3,000	2,633
Modesto CA Irrigation Dist. COP	5.000%	10/1/36 (2)	4,795	3,757
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/11 (2)(ETM)	4,450	4,801
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/22 (2)(ETM)	9,750	11,328
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/16 (4)	1,010	1,050
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/17 (4)	1,060	1,086
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/18 (4)	1,115	1,129
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/19 (4)	1,120	1,128
Monterey Park CA Redev. Agency Tax Allocation	5.000%	9/1/20 (4)	1,180	1,181
Mount San Antonio California
Community College Dist.	5.250%	8/1/14 (1)(Prere.)	3,010	3,431
Mount San Antonio California
Community College Dist.	5.250%	8/1/14 (1)(Prere.)	3,170	3,614
Mount San Antonio California
Community College Dist.	5.250%	8/1/14 (1)(Prere.)	3,335	3,802
MSR California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/13 (2)	8,000	8,547
MSR California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (1)(ETM)	30,910	36,454
Napa Valley CA USD Election GO	4.500%	8/1/42 (4)	12,690	9,945
New Haven CA USD GO	12.000%	8/1/16 (4)	2,480	3,806
New Haven CA USD GO	12.000%	8/1/17 (4)	1,500	2,359
Newark CA USD GO	0.000%	8/1/11 (4)	1,670	1,525
Newark CA USD GO	0.000%	8/1/12 (4)	1,820	1,582
Newark CA USD GO	0.000%	8/1/13 (4)	2,050	1,696
North Orange County CA
Community College Dist. GO	5.375%	8/1/12 (1)(Prere.)	5,080	5,681
Northern California Gas Auth. No. 1 Rev.	3.051%	7/1/13	14,000	10,920
Northern California Gas Auth. No. 1 Rev.	3.201%	7/1/17	17,000	9,010
Northern California Power Agency
(Hydroelectric Project)	5.000%	7/1/11	2,000	2,118
Northern California Power Agency
(Hydroelectric Project)	5.000%	7/1/12	2,935	3,132

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northern California Power Agency
(Hydroelectric Project)	6.300%	7/1/18 (1)	10,000	11,389
Northern California Power Agency
(Hydroelectric Project)	7.500%	7/1/21 (2)(Prere.)	1,810	2,257
Northern California Power Agency
(Hydroelectric Project)	5.000%	7/1/28 (1)	11,140	9,324
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/14 (2)	5,500	5,847
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	3/1/13 (Prere.)	2,380	2,662
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	3/1/13 (Prere.)	3,730	4,172
Oceanside CA Community Dev. Comm.
Multifamily Rental Housing Rev. PUT	4.450%	4/1/11	4,260	4,315
Palmdale CA COP	5.250%	9/1/19 (1)	1,310	1,341
Palmdale CA COP	5.250%	9/1/20 (1)	1,450	1,471
Palmdale CA COP	5.250%	9/1/21 (1)	1,605	1,618
Palmdale CA COP	5.250%	9/1/22 (1)	1,765	1,761
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.700%	9/2/18	890	779
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.700%	9/2/19	895	767
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.750%	9/2/20	890	749
Palo Alto CA Improvement Rev.
(Univ. Avenue Area Parking)	5.750%	9/2/26	4,460	3,715
Palomar Pomerado Health System California Rev.	5.375%	11/1/11 (1)	3,865	3,917
Palomar Pomerado Health System California Rev.	5.375%	11/1/13 (1)	6,730	6,766
Palomar Pomerado Health System California Rev.	4.500%	8/1/32 (1)	12,500	10,421
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	5.700%	8/1/13 (4)(Prere.)	7,000	8,165
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/19 (2)	1,150	611
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/21 (2)	2,575	1,161
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/22 (2)	3,755	1,564
Pittsburg CA Redev. Agency Tax Allocation
(Los Medanos Community Dev.)	0.000%	8/1/24 (2)	1,000	359
Pomona CA USD GO	5.600%	8/1/14 (1)(ETM)	1,585	1,836
Pomona CA USD GO	5.600%	8/1/15 (1)(ETM)	2,000	2,342
Pomona CA USD GO	5.600%	8/1/16 (1)(ETM)	1,000	1,167
Pomona CA USD GO	7.500%	8/1/17 (1)(ETM)	2,540	3,239
Port of Oakland CA Rev.	5.000%	11/1/16 (1)	8,160	8,375
Port of Oakland CA Rev.	5.000%	11/1/17 (1)	5,000	5,061
Port of Oakland CA Rev.	5.000%	11/1/18 (1)	12,000	11,987
Rancho Mirage CA
Joint Powers Financing Auth. Rev.
(Eisenhower Medical Center)	5.625%	7/1/14 (Prere.)	12,000	13,844
Rancho Mirage CA Joint Powers
Financing Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/47	27,000	19,395
Rancho Mirage CA Redev. Agency Tax Allocation	5.125%	4/1/21 (1)	2,650	2,430
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/26 (1)	2,905	2,561
Rancho Mirage CA Redev. Agency Tax Allocation	5.250%	4/1/33 (1)	3,000	2,503

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Riverside CA USD GO	5.250%	8/1/38 (12)	10,000	9,238
Riverside CA USD Special Tax
(Community Fac. Dist. 7–Victoria Grove)	5.000%	9/1/31 (2)	7,295	5,584
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/13 (1)	5,000	4,149
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/14 (1)	2,000	1,570
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/15 (1)	2,000	1,487
Riverside County CA Transp. Commission
Sales Tax Rev. PUT	5.000%	12/1/09	10,000	10,297
Sacramento CA Financing Auth. Lease Rev.	5.375%	11/1/14 (2)	9,750	10,175
Sacramento CA Financing Auth. Lease Rev.	5.400%	11/1/20 (2)	6,785	7,047
Sacramento CA Muni. Util. Dist. Rev.	5.800%	7/1/19 (2)	6,000	6,486
Sacramento CA Muni. Util. Dist. Rev.	5.900%	7/1/20 (2)	15,850	17,013
Sacramento County CA Airport Rev.	5.250%	7/1/12 (4)(Prere.)	2,305	2,552
Sacramento County CA
Public Fac. Finance Corp. COP
(Main Detention Fac.)	5.500%	6/1/10 (1)(ETM)	2,545	2,645
Sacramento County CA
Sanitation Dist. Financing Auth.	5.000%	12/1/26 (1)	5,000	4,722
Sacramento County CA
Sanitation Dist. Financing Auth.	5.000%	12/1/27 (1)	7,470	6,991
Sacramento County CA
Sanitation Dist. Financing Auth.	5.000%	12/1/29 (1)	7,890	7,264
Sacramento County CA
Sanitation Dist. Financing Auth.	5.000%	12/1/30 (1)	5,650	5,151
Sacramento County CA
Water Financing Auth. Rev. Agency Zones	5.000%	6/1/21 (1)	4,125	4,010
Sacramento County CA
Water Financing Auth. Rev. Agency Zones	5.000%	6/1/27 (1)	13,055	12,018
Sacramento County CA
Water Financing Auth. Rev. Agency Zones	5.000%	6/1/28 (1)	9,290	8,479
San Bernardino CA Multifamily Housing Rev.
(Alta Park Mountain Vista Apartments) PUT	4.450%	5/1/10 (Prere.)	7,000	7,268
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (1)	17,915	19,047
San Diego CA Community College Dist. GO	5.000%	8/1/30 (4)	6,000	5,601
San Diego CA USD GO	0.000%	7/1/15 (1)	5,370	4,024
San Diego CA USD GO	0.000%	7/1/16 (1)	4,565	3,224
San Diego CA USD GO	5.500%	7/1/24 (1)	10,000	10,178
San Diego CA USD GO	5.500%	7/1/24 (4)	14,015	14,643
San Diego CA USD GO	5.500%	7/1/25 (1)	9,000	9,117
San Diego CA Water Auth. Rev. COP	5.000%	5/1/26 (4)	7,275	6,863
San Diego County CA COP	5.250%	10/1/21	1,485	1,388
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	1,725
San Diego County CA COP	5.250%	10/1/28	2,745	2,401
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	1,989
San Diego County CA COP	5.375%	10/1/41	8,545	7,277
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/10 (2)	6,370	6,808
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/11 (2)	7,455	8,200
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/12 (1)(Prere.)	4,305	4,750

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/12 (1)(Prere.)	4,770	5,263
San Francisco CA City & County
International Airport Rev.	5.250%	5/1/12 (1)(Prere.)	5,020	5,539
San Francisco CA City &
County Public Util. Comm. Rev.	4.750%	11/1/36 (4)	9,000	7,392
San Joaquin County CA Transp. Auth. Rev. Notes	5.000%	4/1/11	20,330	21,053
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/24 (1)	15,000	5,558
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/25 (1)	18,250	6,206
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/30 (1)	7,000	1,616
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/31 (1)	11,950	2,552
San Jose CA Airport Rev.	5.000%	3/1/33 (2)	15,000	12,381
San Jose CA Redev. Agency	6.000%	8/1/11 (1)(ETM)	2,915	3,232
San Jose CA Redev. Agency	6.000%	8/1/11 (1)	5,930	6,230
San Jose CA Redev. Agency	5.000%	8/1/26 (1)	37,955	32,269
San Juan CA USD GO	0.000%	8/1/13 (4)	2,220	1,837
San Juan CA USD GO	0.000%	8/1/14 (4)	2,610	2,045
San Juan CA USD GO	0.000%	8/1/16 (4)	2,000	1,398
San Juan CA USD GO	0.000%	8/1/18 (4)	1,785	1,084
San Juan CA USD GO	0.000%	8/1/19 (4)	2,210	1,243
San Juan CA USD GO	0.000%	8/1/20 (4)	4,930	2,567
San Juan CA USD GO	0.000%	8/1/23 (4)	4,540	1,904
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11 (Prere.)	2,575	2,813
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11 (Prere.)	1,000	1,092
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/11 (Prere.)	2,635	2,886
San Mateo County CA
Community College Dist. GO	5.000%	9/1/31	5,000	4,634
San Mateo County CA Finance Auth. Rev.	6.500%	7/1/13 (1)	14,560	15,843
San Mateo County CA Joint Powers Auth.
Lease Rev.	5.000%	7/1/21 (1)	3,500	3,169
San Ramon Valley CA USD GO	0.000%	7/1/09 (1)	4,895	4,836
San Ramon Valley CA USD GO	0.000%	7/1/10 (1)	7,050	6,730
San Ramon Valley CA USD GO	0.000%	7/1/12 (1)	6,645	5,809
San Ramon Valley CA USD GO	0.000%	7/1/13 (1)	7,430	6,192
San Ramon Valley CA USD GO	0.000%	7/1/14 (1)	8,290	6,549
San Ramon Valley CA USD GO	0.000%	7/1/15 (1)	5,605	4,200
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/16 (1)	5,345	5,742
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/17 (1)	2,000	2,130
Santa Clara CA Electric Rev.	5.000%	7/1/21 (1)	4,895	4,805
Santa Clara CA Redev. Agency (Bayshore North)	7.000%	7/1/10 (2)	3,085	3,214
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/13 (2)	5,050	5,272
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/14 (2)	5,325	5,559
Santa Clara County CA Financing Auth. Lease Rev.	5.500%	5/15/15 (2)	5,620	5,867
Santa Clara County CA Financing Auth. Lease Rev.	5.250%	5/15/36	20,000	18,334
Santa Monica-Malibu CA USD Rev.	0.000%	8/1/20 (1)	6,715	3,540
Santa Rosa CA Waste Water Rev.	6.000%	7/2/15 (2)	7,000	7,519
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (4)	5,580	6,056
Solano County CA COP	5.250%	11/1/12 (1)(Prere.)	3,785	4,217

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Solano County CA COP	5.250%	11/1/12 (1)(Prere.)	3,770	4,200
	South San Francisco CA
	Redev. Agency Tax Allocation	5.000%	9/1/35 (1)	8,610	6,702
	Southern California Public Power Auth. Rev.
	(Transmission Project)	5.750%	7/1/21 (1)	220	220
1	Sweetwater CA USD GO TOB VRDO	1.110%	12/8/08 (13)	7,500	7,500
	Tobacco Securitization Auth. Rev.
	(Southern California Tobacco Settlement)	4.750%	6/1/25	7,970	6,079
	Ukiah CA Electric Rev.	6.250%	6/1/18 (1)	6,000	6,591
	Union CA Elementary School Dist. GO	0.000%	9/1/15 (1)	3,860	2,869
	Union CA Elementary School Dist. GO	0.000%	9/1/16 (1)	1,500	1,050
	Union CA Elementary School Dist. GO	0.000%	9/1/17 (1)	2,295	1,504
	Union CA Elementary School Dist. GO	0.000%	9/1/18 (1)	1,630	994
	Union CA Elementary School Dist. GO	0.000%	9/1/19 (1)	1,750	991
	Union CA Elementary School Dist. GO	0.000%	9/1/20 (1)	2,300	1,207
	Union CA Elementary School Dist. GO	0.000%	9/1/21 (1)	2,000	977
	Univ. of California Rev.	4.750%	5/15/33	12,425	10,615
	Univ. of California Rev.	5.000%	5/15/33 (2)	30,790	27,739
	Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/18 (4)	3,695	3,616
	Univ. of California Rev. (San Diego Medical Center)	5.125%	12/1/19 (4)	3,000	2,869
	Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (1)	5,000	4,656
	Ventura County CA Community College Dist. GO	5.500%	8/1/33	8,000	7,758
	Walnut Valley CA USD	6.000%	8/1/12 (2)(ETM)	1,790	2,032
	Walnut Valley CA USD	6.000%	8/1/13 (2)(ETM)	1,980	2,300
	Walnut Valley CA USD	6.000%	8/1/14 (2)(ETM)	2,205	2,600
	Walnut Valley CA USD	6.000%	8/1/15 (2)(ETM)	2,470	2,952
	Walnut Valley CA USD	6.000%	8/1/16 (2)(ETM)	2,690	3,212
	Washington Township CA Health Care Dist. Rev.	5.000%	7/1/32	3,000	2,272
	Washington Township CA Health Care Dist. Rev.	5.000%	7/1/37	3,500	2,572
	Yuba City CA USD	0.000%	9/1/15 (1)	1,870	1,340
	Yuba City CA USD	0.000%	9/1/17 (1)	2,060	1,291
	Yuba City CA USD	0.000%	9/1/19 (1)	2,270	1,216
					2,657,618
Puerto Rico (2.2%)
	Puerto Rico GO	5.500%	7/1/16 (1)	10,000	9,698
	Puerto Rico GO	5.500%	7/1/19 (2)	3,900	3,648
	Puerto Rico GO	5.250%	7/1/27	5,710	4,644
	Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/10	5,000	5,066
	Puerto Rico Muni. Finance Agency	5.250%	7/1/19 (11)	2,250	2,062
	Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	7,000	6,954
	Puerto Rico Muni. Finance Agency	5.250%	7/1/20 (11)	1,300	1,165
	Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (11)	2,255	2,019
	Puerto Rico Muni. Finance Agency	5.250%	7/1/21 (11)	1,445	1,278
	Puerto Rico Muni. Finance Agency	5.250%	8/1/22 (11)	3,000	2,607
	Puerto Rico Muni. Finance Agency	5.250%	8/1/23 (11)	1,000	861
	Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (Prere.)	75	82

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/33	5,175	3,961
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	16,000	15,746
				59,791
Total Tax-Exempt Municipal Bonds (Cost $2,965,138)				2,717,409
Other Assets and Liabilities (1.1%)
Other Assets				40,807
Liabilities				(9,994)
				30,813
Net Assets (100%)				2,748,222

At November 30, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	3,046,283
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(47,635)
Unrealized Appreciation (Depreciation)
Investment Securities	(247,729)
Futures Contracts	(2,697)
Net Assets	2,748,222

Investor Shares—Net Assets
Applicable to 65,774,345 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	670,341
Net Asset Value Per Share—Investor Shares	$10.19

Admiral Shares—Net Assets
Applicable to 203,883,194 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,077,881
Net Asset Value Per Share—Admiral Shares	$10.19

•  See Note A in Notes to Financial Statements.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities was $41,290,000, representing 1.5% of net assets.

2  Securities with a value of $4,131,000 have been segregated as initial margin for open futures contracts. See accompanying Notes, which are an integral part of the Financial Statements.

A key to abbreviations and other references follows the Statement of Net Assets.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2008
($000)
Investment Income
Income
Interest	138,795
Total Income	138,795
Expenses
The Vanguard Group—Note B
Investment Advisory Services	286
Management and Administrative—Investor Shares	829
Management and Administrative—Admiral Shares	1,105
Marketing and Distribution—Investor Shares	196
Marketing and Distribution—Admiral Shares	502
Custodian Fees	20
Auditing Fees	24
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—Admiral Shares	6
Trustees’ Fees and Expenses	4
Total Expenses	2,988
Expenses Paid Indirectly	(34)
Net Expenses	2,954
Net Investment Income	135,841
Realized Net Gain (Loss)
Investment Securities Sold	(8,562)
Futures Contracts	(4,225)
Realized Net Gain (Loss)	(12,787)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(331,406)
Futures Contracts	(3,915)
Change in Unrealized Appreciation (Depreciation)	(335,321)
Net Increase (Decrease) in Net Assets Resulting from Operations	(212,267)

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	135,841	131,893
Realized Net Gain (Loss)	(12,787)	(17,132)
Change in Unrealized Appreciation (Depreciation)	(335,321)	(79,526)
Net Increase (Decrease) in Net Assets Resulting from Operations	(212,267)	35,235
Distributions
Net Investment Income
Investor Shares	(32,899)	(32,781)
Admiral Shares	(102,942)	(99,112)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(135,841)	(131,893)
Capital Share Transactions
Investor Shares	22,004	78,340
Admiral Shares	91,417	350,987
Net Increase (Decrease) from Capital Share Transactions	113,421	429,327
Total Increase (Decrease)	(234,687)	332,669
Net Assets
Beginning of Period	2,982,909	2,650,240
End of Period	2,748,222	2,982,909

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.46	$11.86	$11.65	$11.74	$12.00
Investment Operations
Net Investment Income	.499	.531	.528	.527	.545
Net Realized and Unrealized Gain (Loss)
on Investments	(1.270)	(.400)	.232	(.037)	(.158)
Total from Investment Operations	(.771)	.131	.760	.490	.387
Distributions
Dividends from Net Investment Income	(.499)	(.531)	(.528)	(.527)	(.545)
Distributions from Realized Capital Gains	—	—	(.022)	(.053)	(.102)
Total Distributions	(.499)	(.531)	(.550)	(.580)	(.647)
Net Asset Value, End of Period	$10.19	$11.46	$11.86	$11.65	$11.74

Total Return[1]	–6.95%	1.15%	6.70%	4.22%	3.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$670	$732	$678	$645	$1,273
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.16%	0.16%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.51%	4.58%	4.52%	4.47%	4.56%
Portfolio Turnover Rate	27%	23%	13%	10%	26%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.46	$11.86	$11.65	$11.74	$12.00
Investment Operations
Net Investment Income	.507	.540	.536	.535	.551
Net Realized and Unrealized Gain (Loss)
on Investments	(1.270)	(.400)	.232	(.037)	(.158)
Total from Investment Operations	(.763)	.140	.768	.498	.393
Distributions
Dividends from Net Investment Income	(.507)	(.540)	(.536)	(.535)	(.551)
Distributions from Realized Capital Gains	—	—	(.022)	(.053)	(.102)
Total Distributions	(.507)	(.540)	(.558)	(.588)	(.653)
Net Asset Value, End of Period	$10.19	$11.46	$11.86	$11.65	$11.74

Total Return	–6.88%	1.22%	6.78%	4.29%	3.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,078	$2,251	$1,972	$1,614	$743
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.58%	4.65%	4.59%	4.53%	4.61%
Portfolio Turnover Rate	27%	23%	13%	10%	26%

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of California. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2008, the fund had contributed capital of $288,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.29% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2008, these arrangements reduced the fund’s management and administrative expenses by $15,000 and custodian fees by $19,000. The total expense reduction represented an effective annual rate of 0.00% of the fund’s average net assets.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at November 30, 2008, the fund had available realized losses of $41,815,000 to offset future net capital gains of $971,000 through November 30, 2014, $18,323,000 through November 30, 2015, and $22,521,000 through November 30, 2016.

The fund had realized losses totaling $8,517,000 through November 30, 2008, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At November 30, 2008, the cost of investment securities for tax purposes was $2,973,655,000. Net unrealized depreciation of investment securities for tax purposes was $256,246,000, consisting of unrealized gains of $37,957,000 on securities that had risen in value since their purchase and $294,203,000 in unrealized losses on securities that had fallen in value since their purchase.

California Long-Term Tax-Exempt Fund

At November 30, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(594)	71,855	(1,632)
30-Year U.S. Treasury Bond	(257)	32,763	(1,065)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended November 30, 2008, the fund purchased $848,342,000 of investment securities and sold $764,863,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2008		2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	245,271	22,161	284,618	24,513
Issued in Lieu of Cash Distributions	26,120	2,382	25,503	2,202
Redeemed	(249,387)	(22,637)	(231,781)	(20,035)
Net Increase (Decrease)—Investor Shares	22,004	1,906	78,340	6,680
Admiral Shares
Issued	596,929	53,757	629,472	54,280
Issued in Lieu of Cash Distributions	69,883	6,374	68,198	5,889
Redeemed	(575,395)	(52,744)	(346,683)	(30,026)
Net Increase (Decrease)—Admiral Shares	91,417	7,387	350,987	30,143

California Long-Term Tax-Exempt Fund

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of November 30, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	—	(2,697)
Level 2—Other significant observable inputs	2,717,409	—
Level 3—Significant unobservable inputs	—	—
Total	2,717,409	(2,697)

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard California Tax-Free Funds and the Shareholders of Vanguard California Tax-Exempt Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard California Tax-Exempt Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund (constituting Vanguard California Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2008 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 20, 2009

Special 2008 tax information (unaudited) for Vanguard California Tax-Exempt Funds

This information for the fiscal year ended November 30, 2008, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended November 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
California Tax-Exempt Fund	5/31/2008	11/30/2008	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,009.71	$0.60
Intermediate-Term
Investor Shares	1,000.00	960.07	0.79
Admiral Shares	1,000.00	960.42	0.44
Long-Term
Investor Shares	1,000.00	925.99	0.77
Admiral Shares	1,000.00	926.32	0.43
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.47	$0.61
Intermediate-Term
Investor Shares	1,000.00	1,024.27	0.81
Admiral Shares	1,000.00	1,024.62	0.46
Long-Term
Investor Shares	1,000.00	1,024.27	0.81
Admiral Shares	1,000.00	1,024.62	0.46

Note that the expenses shown in the table above are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the California Tax-Exempt Money Market Fund, 0.12%; for the California Intermediate-Term Tax-Exempt Fund Investor Shares, 0.16%, and Admiral Shares, 0.09%; for the California Long-Term Tax-Exempt Fund Investor Shares, 0.16%, and Admiral Shares, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 156 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman, President, and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services), since 2005.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School for Communication, and Graduate School of Education of the University of Pennsylvania since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the University Center for Human Values (1990–2004), Princeton University; Director of Carnegie Corporation of New York since 2005 and of Schuylkill River Development Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer (1997–2005) of Johnson & Johnson; Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Senior Associate Dean, and Director of Faculty Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936. Trustee Since April 1985. Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

F. William McNabb III1

Born 1957. Chief Executive Officer Since August 2008. President Since March 2008. Principal Occupation(s) During the Past Five Years: Chief Executive Officer, Director, and President of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	James M. Norris
Mortimer J. Buckley	Ralph K. Packard
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter
Michael S. Miller

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
Text Telephone for People	calling Vanguard at 800-662-2739. The guidelines are
With Hearing Impairment > 800-952-3335	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
This material may be used in conjunction	either www.vanguard.com or www.sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
CFA® is a trademark owned by CFA Institute.	at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
The funds or securities referred to herein are not	copies of this information, for a fee, by sending a
sponsored, endorsed, or promoted by MSCI, and MSCI	request in either of two ways: via e-mail addressed to
bears no liability with respect to any such funds or	publicinfo@sec.gov or via regular mail addressed to the
securities. For any such funds or securities, the	Public Reference Section, Securities and Exchange
prospectus or the Statement of Additional Information	Commission, Washington, DC 20549-0102.
contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
any related funds.

Russell is a trademark of The Frank Russell Company.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q750 012009

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)  Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2008: $66,000

Fiscal Year Ended November 30, 2007: $63,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2008: $3,055,590

Fiscal Year Ended November 30, 2007: $2,835,320

(b)   Audit-Related Fees.

Fiscal Year Ended November 30, 2008: $626,240

Fiscal Year Ended November 30, 2007: $630,400

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)   Tax Fees.

Fiscal Year Ended November 30, 2008: $230,400

Fiscal Year Ended November 30, 2007: $215,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)   All Other Fees.

Fiscal Year Ended November 30, 2008: $0

Fiscal Year Ended November 30, 2007: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)   (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)   For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)  Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2008: $230,400

Fiscal Year Ended November 30, 2007: $215,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)   For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)  Code of Ethics.

(b)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 16, 2009

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS *
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 16, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.